UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS January 31, 2009 (UNAUDITED)

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (98.2%)
	Consumer Discretionary (14.8%)
3,550,000	Amazon.com, Inc.#	$208,811,000
1,125,000	Buckle, Inc.∧	23,793,750
5,400,000	Coach, Inc.#	78,840,000
225,000	Deckers Outdoor Corp.#	11,754,000
3,650,000	GameStop Corp.#	90,447,000
2,764,900	Guess?, Inc.	44,487,241
850,000	International Speedway Corp.	19,788,000
3,750,000	LKQ Corp.#	43,312,500
800,000	New Oriental Education & Technology Group, Inc.#∧	38,272,000
5,458,120	Nike, Inc. - Class B	246,979,930
362,174	Panera Bread Company#∧	17,014,935
650,000	priceline.com, Inc.#∧	43,608,500
850,000	Ross Stores, Inc.	25,007,000
1,200,000	Urban Outfitters, Inc.#	18,696,000
700,000	WMS Industries, Inc.#	15,554,000
400,000	Wynn Resorts, Ltd.#∧	12,032,000

		938,397,856

	Consumer Staples (1.6%)
1,500,000	Avon Products, Inc.	30,675,000
1,700,000	Coca-Cola Company	72,624,000

		103,299,000

	Energy (10.1%)
1,100,000	Apache Corp.	82,500,000
750,000	Atwood Oceanics, Inc.#	12,487,500
2,000,000	Cameron International Corp.#	46,320,000
2,500,000	ENSCO International, Inc.	68,400,000
2,300,000	Halliburton Company	39,675,000
449,781	Mariner Energy, Inc.#	4,452,832
3,699,000	National Oilwell Varco, Inc.#	97,801,560
2,400,000	Noble Corp.	65,160,000
900,000	Noble Energy, Inc.	44,037,000
1,300,000	Smith International, Inc.	29,510,000
1,400,000	Southwestern Energy Company#	44,310,000
1,949,500	Transocean, Ltd.#	106,481,690

		641,135,582

	Financials (6.3%)
1,975,000	Aon Corp.	73,173,750
575,000	BlackRock, Inc.∧	62,560,000
375,000	CME Group, Inc.	65,216,250
500,000	Goldman Sachs Group, Inc.	40,365,000
560,000	IntercontinentalExchange, Inc.#	31,880,800
2,500,000	Janus Capital Group, Inc.	13,125,000
800,000	Lazard, Ltd.	21,200,000
2,500,000	T. Rowe Price Group, Inc.∧	68,950,000
1,600,000	Waddell & Reed Financial, Inc.	22,592,000

		399,062,800

	Health Care (12.2%)
800,000	Alexion Pharmaceuticals, Inc.#	29,496,000
550,000	Amedisys, Inc.#∧	22,676,500
1,300,000	BioMarin Pharmaceutical, Inc.#∧	25,038,000
350,000	C.R. Bard, Inc.	29,949,500
1,400,000	Celgene Corp.#	74,130,000
1,850,000	DENTSPLY International, Inc.	49,783,500
700,000	Emergent Biosolutions, Inc.#	15,351,000
1,250,000	Gen-Probe, Inc.#	56,275,000
5,000,000	Gilead Sciences, Inc.#∧	253,850,000
111,800	HMS Holdings Corp.#	3,460,210
800,000	Illumina, Inc.#∧	21,888,000
350,000	Intuitive Surgical, Inc.#	36,130,500
500,000	LHC Group, Inc.#	13,305,000
800,000	Mindray Medical International, Ltd.∧	16,528,000
1,500,000	Stryker Corp.	63,360,000
500,000	Techne Corp.	29,985,000
1,200,000	Volcano Corp.#	15,684,000
475,000	Waters Corp.#	17,180,750

		774,070,960

	Industrials (15.8%)
3,325,000	AGCO Corp.#	70,756,000
1,500,000	Ametek, Inc.	47,940,000
1,950,000	Bucyrus International, Inc.∧	30,225,000
800,000	Copart, Inc.#	19,272,000
375,000	Dun & Bradstreet Corp.	28,500,000
427,311	Expeditors International of Washington, Inc.	11,883,519
1,300,000	Fastenal Company∧	44,434,000
300,000	FedEx Corp.	15,282,000
400,000	First Solar, Inc.#∧	57,120,000
1,297,300	Fluor Corp.	50,464,970
803,000	FTI Consulting, Inc.#∧	32,931,030
1,250,000	General Dynamics Corp.	70,912,500
550,000	Goodrich Corp.	21,263,000
2,000,000	GrafTech International, Ltd.#	16,020,000
2,975,000	Honeywell International, Inc.	97,609,750
475,000	ITT Corp.	21,508,000
2,100,000	JA Solar Holdings Company, Ltd.#∧	5,586,000
1,902,191	Jacobs Engineering Group, Inc.#	73,557,726
400,000	Lincoln Electric Holdings, Inc.	16,468,000
900,000	Parker-Hannifin Corp.	34,389,000
350,000	Precision Castparts Corp.	22,732,500

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

875,000	SunPower Corp. - Class A#	$29,365,000
685,680	SunPower Corp. - Class B#	18,115,665
407,802	Teledyne Technologies, Inc.#	11,365,442
2,150,000	United Technologies Corp.	103,178,500
300,000	Valmont Industries, Inc.	12,174,000
1,350,000	Westinghouse Air Brake Technologies Corp.	40,405,500

		1,003,459,102

	Information Technology (34.2%)
1,700,000	Accenture, Ltd.	53,652,000
3,600,000	Altera Corp.	55,368,000
1,550,000	Amphenol Corp. - Class A	40,532,500
1,750,000	Ansys, Inc.#	43,505,000
3,300,000	Apple, Inc.#	297,429,000
2,000,000	Atheros Communications, Inc.#	24,020,000
575,000	Baidu.com, Inc.#∧	74,042,750
2,450,000	Broadcom Corp. - Class A#	38,832,500
4,499,200	Brocade Communications Systems, Inc.#	17,141,952
6,050,000	Cisco Systems, Inc.#	90,568,500
1,000,000	Cognizant Technology Solutions Corp.#	18,730,000
4,750,000	Dell, Inc.#	45,125,000
1,003,300	Dolby Laboratories, Inc.#	25,644,348
5,000,000	eBay, Inc.#	60,100,000
950,000	F5 Networks, Inc.#∧	21,061,500
1,000,000	FactSet Research Systems, Inc.∧	39,800,000
2,025,000	FLIR Systems, Inc.#∧	50,564,250
900,000	Google, Inc.#	304,677,000
800,000	Hewitt Associates, Inc. - Class A#	22,704,000
2,000,000	Jabil Circuit, Inc.	11,640,000
1,150,000	Juniper Networks, Inc.#	16,284,000
800,000	LDK Solar Company, Ltd.#∧	9,680,000
1,250,000	Linear Technology Corp.	29,275,000
5,500,000	LSI Logic Corp.#	17,490,000
800,000	McAfee, Inc.#	24,392,000
2,350,000	MEMC Electronic Materials, Inc.#	31,960,000
500,000	Mettler-Toledo International, Inc.#	33,290,000
800,000	Microchip Technology, Inc.∧	15,176,000
2,500,000	Network Appliance, Inc.#	37,075,000
1,349,600	Nintendo Company, Ltd.	49,125,440
3,700,000	Nokia Corp.	45,399,000
4,700,000	Nuance Communications, Inc.#∧	46,342,000
1,500,000	Open Text Corp.#∧	52,545,000
2,500,000	Parametric Technologies Corp.#	22,500,000
1,200,000	Plexus Corp.#	17,352,000
3,000,000	QUALCOMM, Inc.	103,650,000
1,500,000	Quest Software, Inc.#∧	18,705,000
2,200,000	Research In Motion, Ltd.#	121,880,000
800,000	Rofin-Sinar Technologies, Inc.#∧	13,512,000
1,100,000	Silicon Laboratories, Inc.#	25,333,000
950,000	SINA Corp.#∧	19,437,000
1,950,000	Trimble Navigation, Ltd.#	28,899,000
2,850,000	Varian Semiconductor Equipment Associates, Inc.#	54,264,000

		2,168,703,740

	Materials (1.9%)
500,000	Agrium, Inc.∧	16,735,000
720,000	CF Industries Holdings, Inc.∧	33,840,000
636,785	Cliffs Natural Resources, Inc.	14,754,308
600,000	Mosaic Company	21,402,000
1,825,000	Terra Industries, Inc.∧	37,376,000

		124,107,308

	Telecommunication Services (1.3%)
2,825,000	América Móvil, SAB de CV∧	80,540,750

	TOTAL COMMON STOCKS (Cost $8,454,269,379)	6,232,777,098

INVESTMENT IN AFFILIATED FUND (1.6%)
98,957,884	Calamos Government Money Market Fund - Class I SharesΩ (Cost $98,957,884)	98,957,884

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (9.1%)
8,615,578	Bank of New York Institutional Cash Reserve Fund Series Bπ	947,714
577,485,000	Goldman Sachs Financial Square Prime Obligations Fund	577,485,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $586,100,578)	578,432,714

TOTAL INVESTMENTS (108.9%) (Cost $9,139,327,841)		6,910,167,696

PAYABLE UPON RETURN OF SECURITIES LOANED (-9.2%)		(586,100,578)

OTHER ASSETS, LESS LIABILITIES (0.3%)		20,274,575

NET ASSETS (100.0%)		$6,344,341,693

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net redemptions of $160,697,120 and earned $859,889 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $259,655,004 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (39.7%)
	Consumer Discretionary (1.1%)
16,000,000	Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	$18,379,200
16,109,000	Best Buy Company, Inc. 2.250%, 01/15/22	14,618,918

		32,998,118

	Energy (6.6%)
	Chesapeake Energy Corp.
28,500,000	2.250%, 12/15/38	14,926,875
24,779,000	2.750%, 11/15/35	17,066,536
30,000,000	Schlumberger, Ltd. - Class B∧<> 2.125%, 06/01/23	37,650,000
26,000,000	SeaDrill, Ltd. 3.625%, 11/08/12	13,932,225
45,000,000	Superior Energy Services, Inc.‡ 1.500%, 12/15/26	33,243,750
51,335,000	Transocean, Ltd. - Class A 1.625%, 12/15/37	45,688,150
50,000,000	Transocean, Ltd. - Class B 1.500%, 12/15/37	41,375,000

		203,882,536

	Financials (1.1%)
25,500,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	17,690,625
16,747,000	Leucadia National Corp. 3.750%, 04/15/14	15,637,511

		33,328,136

	Health Care (9.5%)
52,659,000	Amgen, Inc. 0.375%, 02/01/13	47,853,866
27,090,000	Beckman Coulter, Inc.∧ 2.500%, 12/15/36	26,141,850
57,000,000	Gilead Sciences, Inc.∧ 0.500%, 05/01/11	76,593,750
21,382,000	Hologic, Inc.‡ 2.000%, 12/15/37	13,764,662
5,477,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	3,690,129
9,015,000	Medtronic, Inc. 1.625%, 04/15/13	7,989,544
	Teva Pharmaceutical Industries, Ltd.
42,000,000	0.250%, 02/01/24	50,977,500
42,000,000	0.250%, 02/01/26	41,842,500
20,500,000	0.500%, 02/01/24	22,626,875

		291,480,676

	Industrials (4.4%)
33,000,000	AGCO Corp. 1.250%, 12/15/36	25,905,000
20,300,000	Danaher Corp. 0.000%, 01/22/21	17,787,875
72,000,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	75,600,000
	Suntech Power Holdings Company, Ltd.
23,015,000	3.000%, 03/15/13∧	9,723,837
9,050,000	0.250%, 02/15/12	6,957,188

		135,973,900

	Information Technology (15.2%)
22,000,000	CA, Inc. 1.625%, 12/15/09	23,100,000
146,280,000	EMC Corp. 1.750%, 12/01/13	138,234,600
60,309,000	Intel Corp. 2.950%, 12/15/35	46,513,316
114,553,000	Network Appliance, Inc.* 1.750%, 06/01/13	90,926,444
47,654,000	Nuance Communications, Inc. 2.750%, 08/15/27	35,502,230
47,500,000	ON Semiconductor Corp. 2.625%, 12/15/26	30,103,125
	Symantec Corp.
52,000,000	1.000%, 06/15/13∧	50,375,000
51,500,000	0.750%, 06/15/11<>	51,113,750

		465,868,465

	Materials (1.2%)
	Newmont Mining Corp.
15,535,000	1.625%, 07/15/17	16,408,843
7,460,000	3.000%, 02/15/12	8,345,875
6,500,000	1.250%, 07/15/14*	6,946,875
3,689,000	1.250%, 07/15/14∧	3,942,619

		35,644,212

	Telecommunication Services (0.6%)
21,000,000	NII Holdings, Inc. 2.750%, 08/15/25	18,611,250

	TOTAL CONVERTIBLE BONDS (Cost $1,379,401,396)	1,217,787,293

SYNTHETIC CONVERTIBLE SECURITIES (3.7%)
Corporate Bonds (3.7%)
	Consumer Discretionary (0.8%)
23,660,000	Target Corp. 6.000%, 01/15/18	23,472,282

	Consumer Staples (0.8%)
23,665,000	Sysco Corp. 5.250%, 02/12/18	23,404,851

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Health Care (0.8%)
7,750,000	Eli Lilly and Company 5.200%, 03/15/17	$7,873,295
14,790,000	Wyeth<> 5.500%, 02/15/16	15,473,490

		23,346,785

	Industrials (0.3%)
8,870,000	Caterpillar, Inc. 5.450%, 04/15/18	8,284,349

	Information Technology (0.5%)
13,665,000	Hewlett-Packard Company∧ 5.500%, 03/01/18	14,193,357

	Telecommunication Services (0.5%)
16,910,000	Verizon Communications, Inc. 5.500%, 04/01/17	16,615,935

	TOTAL CORPORATE BONDS	109,317,559

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.0%)#
	Consumer Discretionary (0.0%)
	Amazon.com, Inc.
1,070	Call, 01/16/10, Strike $70.00	1,040,575
715	Call, 01/16/10, Strike $80.00	480,837

		1,521,412

	Consumer Staples (0.0%)
	Walgreen Company
2,625	Call, 01/16/10, Strike $35.00	295,313
2,050	Call, 01/16/10, Strike $32.50	374,125

		669,438

	Information Technology (0.0%)
855	Apple, Inc. Call, 01/16/10, Strike $170.00	143,640
	EMC Corp.
5,300	Call, 01/16/10, Strike $15.00	455,800
4,000	Call, 01/16/10, Strike $17.50	170,000
155	Google, Inc. Call, 01/16/10, Strike $540.00	96,100
2,500	Linear Technology Corp. Call, 01/16/10, Strike $35.00	150,000

		1,015,540

	TOTAL PURCHASED OPTIONS	3,206,390

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $128,465,094)	112,523,949

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (10.8%)
	Consumer Staples (3.9%)
2,241,000	Archer Daniels Midland Company 6.250%	$80,810,460
	Bunge, Ltd.
485,375	4.875%	29,607,875
19,600	5.125%	8,428,000

		118,846,335

	Financials (3.2%)
495,000	American International Group, Inc. 8.500%	4,455,000
110,500	Bank of America Corp. 7.250%	58,012,500
2,362,165	Citigroup, Inc. 6.500%	36,023,016

		98,490,516

	Health Care (2.2%)
42,200	Mylan, Inc. 6.500%	31,228,000
214,400	Schering-Plough Corp. 6.000%	37,307,744

		68,535,744

	Materials (1.5%)
455,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	21,203,000
771,105	Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	24,019,921

		45,222,921

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $486,042,905)	331,095,516

COMMON STOCKS (43.8%)
	Consumer Discretionary (8.1%)
654,986	Amazon.com, Inc.#∧	38,526,276
930,000	Apollo Group, Inc. - Class A#	75,757,800
928,000	Best Buy Company, Inc.	26,002,560
1,800,000	Coach, Inc.#	26,280,000
200,000	ITT Educational Services, Inc.#∧	24,502,000
1,255,000	Nike, Inc. - Class B	56,788,750

		247,857,386

	Consumer Staples (3.6%)
1,055,000	Coca-Cola Company	45,069,600
330,000	Costco Wholesale Corp.	14,859,900
455,000	Estée Lauder Companies, Inc.∧	11,943,750

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

798,225	PepsiCo, Inc.	$40,094,842

		111,968,092

	Energy (4.6%)
1,094,980	ENSCO International, Inc.	29,958,653
1,868,835	Halliburton Company	32,237,404
1,146,000	Noble Corp.	31,113,900
1,014,137	Pride International, Inc.#	16,347,888
650,000	Smith International, Inc.	14,755,000
320,000	Transocean, Ltd.#	17,478,400

		141,891,245

	Financials (2.0%)
122,000	BlackRock, Inc.	13,273,600
1,020,000	Janus Capital Group, Inc.	5,355,000
1,559,100	T. Rowe Price Group, Inc.	42,999,978

		61,628,578

	Health Care (3.4%)
250,000	Alcon, Inc.	21,410,000
975,000	Johnson & Johnson	56,247,750
528,030	Novo Nordisk, A/S	28,054,234

		105,711,984

	Industrials (5.6%)
1,990,000	Honeywell International, Inc.	65,291,900
1,591,087	Illinois Tool Works, Inc.	51,964,901
285,000	Precision Castparts Corp.	18,510,750
733,000	United Technologies Corp.	35,176,670

		170,944,221

	Information Technology (15.9%)
1,800,000	Accenture, Ltd.	56,808,000
1,280,000	Adobe Systems, Inc.#	24,716,800
3,223,425	Cisco Systems, Inc.#	48,254,672
1,450,000	Dell, Inc.#	13,775,000
3,120,000	eBay, Inc.#	37,502,400
1,390,930	Infosys Technologies, Ltd.∧	36,943,101
1,200,000	Intel Corp.	15,480,000
1,938,000	Intuit, Inc.#	43,895,700
2,270,325	Microsoft Corp.	38,822,558
1,479,825	Nintendo Company, Ltd.	53,865,630
2,070,000	Nokia Corp.	25,398,900
3,318,600	Oracle Corp.#	55,852,038
1,120,000	QUALCOMM, Inc.	38,696,000

		490,010,799

	Telecommunication Services (0.6%)
650,000	América Móvil, SAB de CV	18,531,500

	TOTAL COMMON STOCKS (Cost $1,865,655,046)	1,348,543,805

INVESTMENT IN AFFILIATED FUND (1.5%)
46,085,836	Calamos Government Money Market Fund Class I SharesΩ (Cost $46,085,836)	46,085,836

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.5%)
533,042	Bank of New York Institutional Cash Reserve Fund Series Bπ	58,635
44,776,000	Goldman Sachs Financial Square Prime Obligations Fund	44,776,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $45,309,042)	44,834,635

TOTAL INVESTMENTS (101.0%) (Cost $3,950,959,319)		3,100,871,034

PAYABLE UPON RETURN OF SECURITIES LOANED (-1.5%)		(45,309,042)

OTHER ASSETS, LESS LIABILITIES (0.5%)		15,294,437

NET ASSETS (100.0%)		$3,070,856,429

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.2%)#
	Consumer Discretionary (-0.2%)
2,000	ITT Educational Services, Inc. Call, 04/18/09, Strike $105.00	(4,730,000)

	Consumer Staples (0.0%)
4,550	Estée Lauder Companies, Inc. Call, 04/18/09, Strike $35.00	(91,000)

	TOTAL WRITTEN OPTIONS (Cost $1,807,926)	(4,821,000)

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received a partial payment of $16,000,000 on August 10, 2006. The instrument has been priced at fair value following procedures approved by the board of trustees, and at January 31, 2009, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
∧	Security, or portion of security, is on loan.
<>	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $26,662,130.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, there were no 144A securities that could not be exchanged to the registered form.
#	Non-income producing security.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through January 31, 2009, the fund had net redemptions of $10,055,973, and earned $223,029 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $56,141,809 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (96.7%)
		Consumer Discretionary (17.6%)
18,000		Apollo Group, Inc. - Class A#	$1,466,280
55,000		Carnival Corp.#	1,000,450
45,000		Harley-Davidson, Inc.	548,100
120,000		International Game Technology	1,272,000
57,000		Nike, Inc. - Class B	2,579,250
68,000	JPY	Panasonic Corp.	825,020
112,000		Starbucks Corp.#	1,057,280
78,000		Walt Disney Company	1,613,040

			10,361,420

		Consumer Staples (10.4%)
65,000		Coca-Cola Company	2,776,800
45,000	CHF	Nestlé, SA	1,555,169
36,000		PepsiCo, Inc.	1,808,280

			6,140,249

		Energy (6.8%)
15,000		Devon Energy Corp.	924,000
21,000		Exxon Mobil Corp.	1,606,080
60,000		Halliburton Company	1,035,000
25,000		Pride International, Inc.#	403,000

			3,968,080

		Financials (7.2%)
46,000		Allstate Corp.	996,820
38,000		American International Group, Inc.#	48,640
57,000		Bank of America Corp.	375,060
94,000		Citigroup, Inc.	333,700
37,000		JPMorgan Chase & Company	943,870
80,000		Wells Fargo & Company	1,512,000

			4,210,090

		Health Care (10.7%)
18,000		Alcon, Inc.	1,541,520
48,000		Johnson & Johnson	2,769,120
25,000		Merck & Company, Inc.	713,750
30,000		Wyeth	1,289,100

			6,313,490

		Industrials (9.8%)
41,000		Boeing Company	1,734,710
25,000		FedEx Corp.	1,273,500
115,000		General Electric Company	1,394,950
77,000		Southwest Airlines Company	541,310
17,000		United Technologies Corp.	815,830

			5,760,300

		Information Technology (34.2%)
130,000		Cisco Systems, Inc.#	1,946,100
270,000		Dell, Inc.#	2,565,000
205,000		eBay, Inc.#	2,464,100
70,000		Infosys Technologies, Ltd.	1,859,200
185,000	SEK	LM Ericsson Telephone Company	1,455,707
95,000		Microsoft Corp.	1,624,500
208,000	EUR	Nokia OYJ	2,549,354
160,000		Oracle Corp.#	2,692,800
58,000	EUR	SAP, AG	2,037,816
215,000		Tellabs, Inc.#	887,950

			20,082,527

		TOTAL COMMON STOCKS (Cost $83,318,822)	56,836,156

INVESTMENT IN AFFILIATED FUND (3.3%)
1,962,961		Calamos Government Money Market Fund - Class I SharesΩ (Cost $1,962,961)	1,962,961

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.0%)
4,503		Bank of New York Institutional Cash Reserve Fund Series Bπ (Cost $4,503)	495

TOTAL INVESTMENTS (100.0%) (Cost $85,286,286)			58,799,612

PAYABLE UPON RETURN OF SECURITIES LOANED (0.0%)			(4,503)

LIABILITIES, LESS OTHER ASSETS (0.0%)			(27,569)

NET ASSETS (100.0%)			$58,767,540

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net redemptions of $1,462,466 and earned $8,534 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $3,425,427 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
JPY	Japanese Yen
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (97.5%)
	Consumer Discretionary (5.7%)
32,500	Amazon.com, Inc.#	$1,911,650
24,000	Carnival Corp.#	436,560
36,000	News Corp. - Class A	230,040
23,000	Nike, Inc. - Class B	1,040,750
10,000	Nordstrom, Inc.∧	126,900
5,500	Target Corp.	171,600
45,000	Walt Disney Company	930,600

		4,848,100

	Consumer Staples (11.4%)
9,000	Altria Group, Inc.	148,860
42,000	Archer Daniels Midland Company	1,149,960
36,000	Avon Products, Inc.	736,200
25,000	Coca-Cola Company	1,068,000
11,000	Colgate-Palmolive Company	715,440
40,000	CVS Caremark Corp.	1,075,200
11,000	Molson Coors Brewing Company∧	442,970
14,000	PepsiCo, Inc.	703,220
21,076	Procter & Gamble Company	1,148,642
43,000	Sysco Corp.	958,470
14,000	Wal-Mart Stores, Inc.	659,680
31,000	Walgreen Company	849,710

		9,656,352

	Energy (12.4%)
14,000	Cameron International Corp.#	324,240
17,000	Chevron Corp.	1,198,840
29,000	ConocoPhillips	1,378,370
9,300	Devon Energy Corp.	572,880
8,000	ENSCO International, Inc.	218,880
48,000	Exxon Mobil Corp.	3,671,040
41,000	Halliburton Company	707,250
17,000	Noble Corp.	461,550
10,500	Occidental Petroleum Corp.	572,775
15,000	Schlumberger, Ltd.	612,150
9,000	Smith International, Inc.	204,300
10,970	Transocean, Ltd.#	599,181

		10,521,456

	Financials (10.1%)
18,000	Aflac, Inc.	417,780
20,000	Aon Corp.	741,000
11,000	Bank of America Corp.	72,380
26,981	Bank of New York Mellon Corp.	694,491
36,000	Citigroup, Inc.	127,800
8,200	Franklin Resources, Inc.	397,044
12,000	Hartford Financial Services Group, Inc.	157,920
70,000	JPMorgan Chase & Company	1,785,700
6,500	MetLife, Inc.	186,745
17,000	Prudential Financial, Inc.	437,750
57,000	SLM Corp.#	652,650
28,000	T. Rowe Price Group, Inc.∧	772,240
52,000	U.S. Bancorp	771,680
74,000	Wells Fargo & Company	1,398,600

		8,613,780

	Health Care (15.9%)
30,000	Abbott Laboratories	1,663,200
4,500	Alcon, Inc.	385,380
11,000	Amgen, Inc.#	603,350
6,000	Baxter International, Inc.	351,900
49,000	Bristol-Myers Squibb Company	1,049,090
23,000	Eli Lilly and Company	846,860
21,000	Gilead Sciences, Inc.#	1,066,170
52,000	Johnson & Johnson	2,999,880
38,000	Medtronic, Inc.	1,272,620
25,000	Pfizer, Inc.	364,500
36,000	St. Jude Medical, Inc.#	1,309,320
13,000	Stryker Corp.	549,120
19,000	Thermo Fisher Scientific, Inc.#	682,670
11,000	Zimmer Holdings, Inc.#	400,400

		13,544,460

	Industrials (12.5%)
17,000	3M Company	914,430
32,000	Boeing Company	1,353,920
17,000	Danaher Corp.	950,810
10,000	General Dynamics Corp.	567,300
75,000	General Electric Company	909,750
40,000	Honeywell International, Inc.	1,312,400
27,000	Illinois Tool Works, Inc.	881,820
5,000	Lockheed Martin Corp.	410,200
13,000	Raytheon Company	658,060
21,000	United Parcel Service, Inc.	892,290
37,000	United Technologies Corp.	1,775,630

		10,626,610

	Information Technology (22.8%)
24,000	Adobe Systems, Inc.#	463,440
19,500	Apple, Inc.#	1,757,535
59,000	Cisco Systems, Inc.#	883,230
18,000	Corning, Inc.	181,980
127,000	Dell, Inc.#	1,206,500
94,000	eBay, Inc.#	1,129,880
43,000	EMC Corp.#	474,720
4,000	Google, Inc.#	1,354,120

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

33,000	Hewlett-Packard Company	$1,146,750
126,000	Intel Corp.	1,625,400
17,000	International Business Machines Corp.	1,558,050
2,500	MasterCard, Inc.∧	339,450
113,000	Microsoft Corp.	1,932,300
20,000	Nokia Corp.	245,400
122,000	Oracle Corp.#	2,053,260
45,000	QUALCOMM, Inc.	1,554,750
12,000	Research In Motion, Ltd.#∧	664,800
53,000	Symantec Corp.#	812,490

		19,384,055

	Materials (1.9%)
45,000	E.I. du Pont de Nemours and Company	1,033,200
7,000	Freeport-McMoRan Copper & Gold, Inc.#	175,980
11,000	PPG Industries, Inc.	413,380

		1,622,560

	Telecommunication Services (3.7%)
96,500	AT&T Inc.	2,375,830
26,000	Verizon Communications, Inc.	776,620

		3,152,450

	Utilities (1.1%)
15,500	Ameren Corp.	515,375
5,000	Entergy Corp.	381,800

		897,175

	TOTAL COMMON STOCKS (Cost $114,087,161)	82,866,998

INVESTMENT IN AFFILIATED FUND (2.2%)
1,853,839	Calamos Government Money Market Fund - Class I SharesΩ (Cost $1,853,839)	1,853,839

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.1%)
107,498	Bank of New York Institutional Cash Reserve Fund Series Bπ	11,825
948,000	Goldman Sachs Financial Square Prime Obligations Fund	948,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $1,055,498)	959,825

TOTAL INVESTMENTS (100.8%) (Cost $116,996,498)		85,680,662

PAYABLE UPON RETURN OF SECURITIES LOAN (-1.2%)		(1,055,498)

OTHER ASSETS, LESS LIABILITIES (0.4%)		406,336

NET ASSETS (100.0%)		$85,031,500

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through January 31, 2009, the fund had net redemptions $3,835,506, and earned $15,494 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $5,689,345 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

See accompanying Notes to Schedule of Investments

Calamos Multi-Fund Blend

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENTS IN AFFILIATED FUNDS (100.6%)
708,565	Calamos Global Growth & Income Fund - Class I Shares (cost $7,357,081)	$5,023,727
172,788	Calamos Growth Fund - Class I Shares (cost $8,849,608)	5,242,377
639,716	Calamos Value Fund - Class I Shares (cost $8,175,161)	4,829,856

	TOTAL INVESTMENTS IN AFFILIATED FUNDS (Cost $24,381,850)	15,095,960

TOTAL INVESTMENTS (100.6%) (Cost $24,381,850)		15,095,960

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(86,680)

NET ASSETS (100.0%)		$15,009,280

NOTES TO SCHEDULE OF INVESTMENTS

Investments in Affiliated Funds. The fund held the following investments in affiliated funds as of January 31, 2009. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2008, through January 31, 2009.

	VALUE		PROCEEDS FROM	DIVIDEND	DISTRIBUTED
	OCTOBER 31, 2008	PURCHASES	SALES	INCOME	CAPITAL GAINS

Calamos Global Growth and Income Fund	$5,612,255	$1,186,324	$1,492,698	$151,828	$—
Calamos Growth Fund	4,686,281	1,923,589	755,433	—	—
Calamos Value Fund	5,359,509	1,186,324	755,434	23,000	—

Total	$15,658,045	$4,296,237	$3,003,565	$174,828	$—

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (86.0%)
	Consumer Discretionary (10.4%)
3,960	Aaron Rents, Inc.<>	$86,566
2,530	Aeropostale, Inc.#<>	53,408
640	Apollo Group, Inc. - Class A#<>	52,134
3,000	Buckle, Inc.<>	63,450
3,660	Cato Corp.<>	48,422
3,220	Dollar Tree, Inc.#<>	137,526
1,930	Family Dollar Stores, Inc.<>	53,596
2,650	Fuel Systems Solutions, Inc.#<>	69,271
1,380	Genuine Parts Company<>	44,188
3,320	Home Depot, Inc.<>	71,480
660	ITT Educational Services, Inc.#<>	80,857
3,700	Lincoln Educational Services Corp.#<>	54,094
4,260	Marvel Entertainment, Inc.#<>	117,193
970	McDonald’s Corp.<>	56,279
7,775	Mediacom Communications Corp.#<>	41,985
2,510	Panera Bread Company#<>	117,920
1,670	Ross Stores, Inc.<>	49,131
8,260	Snap-On, Inc.<>	249,287
240	Strayer Education, Inc.<>	51,942

		1,498,729

	Consumer Staples (2.3%)
800	Chattem, Inc.#<>	54,080
1,190	Coca-Cola Company<>	50,837
3,470	Fresh Del Monte Produce, Inc.#<>	83,627
1,180	Kellogg Company<>	51,554
2,890	Pantry, Inc.#<>	48,061
830	Procter & Gamble Company<>	45,235

		333,394

	Energy (3.9%)
3,510	Encore Energy Partners, LP<>	52,088
2,220	Holly Corp.<>	51,881
1,240	SEACOR Holdings, Inc.#<>	80,650
4,110	Southwestern Energy Company#<>	130,082
1,490	Sunoco, Inc.<>	69,017
3,210	Tesoro Corp.#<>	55,308
2,040	Valero Energy Corp.<>	49,205
2,160	World Fuel Services Corp.<>	72,943

		561,174

	Financials (8.5%)
13,410	BlackRock Kelso Capital Corp.<>	113,717
1,950	Camden Property Trust<>	51,402
1,170	Chubb Corp.<>	49,819
1,630	Digital Realty Trust, Inc.<>	51,997
5,370	Financial Federal Corp.<>	116,636
1,890	Health Care REIT, Inc.<>	71,461
4,810	Highwoods Properties, Inc.<>	108,514
2,960	Infinity Property & Casualty Corp.<>	113,664
4,200	IPC Holdings, Ltd.<>	107,772
2,910	Knight Capital Group, Inc.#<>	52,467
12,790	LaBranche & Company, Inc.#<>	87,739
2,480	Mack-Cali Realty Corp.<>	50,394
960	Northern Trust Corp.<>	55,219
1,090	ProAssurance Corp.#<>	51,513
2,870	Stifel Financial Corp.#<>	100,565
2,510	World Acceptance Corp.#<>	48,067

		1,230,946

	Health Care (22.1%)
1,650	Abbott Laboratories<>	91,476
7,260	Abiomed, Inc.#<>	97,937
2,140	Alexion Pharmaceuticals, Inc.#<>	78,902
8,970	Alkermes, Inc.#	102,886
1,200	Amedisys, Inc.#<>	49,476
4,950	American Medical Systems Holdings, Inc.#<>	52,965
1,430	AmerisourceBergen Corp.<>	51,938
3,640	athenahealth, Inc.#<>	131,331
1,390	Baxter International, Inc.<>	81,524
1,090	Biogen Idec, Inc.#<>	53,029
4,540	Centene Corp.#	80,494
2,840	Chemed Corp.<>	113,969
1,770	Covidien, Ltd.<>	67,862
16,040	Cyberonics, Inc.#<>	246,856
1,330	Express Scripts, Inc.#<>	71,501
2,020	Gen-Probe, Inc.#<>	90,940
2,570	Genomic Health, Inc.#<>	54,998
3,540	Gentiva Health Services, Inc.#<>	89,491
770	Genzyme Corp.#<>	53,068
1,090	Gilead Sciences, Inc.#<>	55,339
5,160	Healthsouth Corp.#<>	51,290
3,960	HMS Holdings Corp.#<>	122,562
8,950	Isis Pharmaceuticals, Inc.#<>	126,464
5,430	Luminex Corp.#<>	110,609
3,160	Magellan Health Services, Inc.#<>	114,455
4,660	Mylan, Inc.#<>	52,798
1,920	Myriad Genetics, Inc.#<>	143,174
1,360	NuVasive, Inc.#<>	50,782
5,350	Omnicare, Inc.<>	149,586
2,020	Owens & Minor, Inc.<>	80,335
1,770	Quest Diagnostics, Inc.<>	87,350
9,060	Savient Pharmaceuticals, Inc.#	50,192
3,590	Schering-Plough Corp.<>	63,040

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

9,130	ViroPharma, Inc.#<>	$109,560
8,530	Warner Chilcott, Ltd.#<>	117,288
1,280	WellPoint, Inc.#<>	53,057

		3,198,524

	Industrials (11.1%)
640	Alliant Techsystems, Inc.<>#	51,718
1,280	American Science and Engineering, Inc.<>	99,840
2,330	Ametek, Inc.<>	74,467
3,520	Axsys Technologies, Inc.#<>	150,304
7,110	Beacon Roofing Supply, Inc.#<>	90,510
2,580	EMCOR Group, Inc.#	53,122
1,730	Expeditors International of Washington, Inc.<>	48,111
380	First Solar, Inc.#<>	54,264
1,050	General Dynamics Corp.<>	59,567
4,250	Gorman-Rupp Company<>	108,800
1,900	Granite Construction, Inc.<>	66,918
4,880	Insituform Technologies, Inc.#<>	91,549
1,490	ITT Corp.<>	67,467
10,040	MasTec, Inc.#<>	106,725
2,240	Powell Industries, Inc.#<>	53,491
1,050	Raytheon Company<>	53,151
5,410	Stanley, Inc.#<>	163,707
8,840	SYKES Enterprises, Inc.#<>	147,716
1,310	Triumph Group, Inc.<>	59,318

		1,600,745

	Information Technology (22.8%)
2,510	Accenture, Ltd.<>	79,216
8,660	ACI Worldwide, Inc.#<>	147,133
4,330	Adtran, Inc.<>	65,600
3,920	Ansys, Inc.#<>	97,451
13,470	ARRIS Group, Inc.#	95,906
8,140	AsiaInfo Holdings, Inc.#	71,062
2,040	BMC Software, Inc.#<>	51,673
4,960	CA, Inc.<>	89,230
20,860	Celestica, Inc.#<>	89,698
2,100	Citrix Systems, Inc.#<>	44,184
7,440	Cogent Inc.#	86,602
4,000	Compellent Technologies, Inc.#<>	48,400
2,660	Cree, Inc.#<>	53,014
6,850	Cybersource Corp.#<>	81,721
2,850	Data Domain, Inc.#<>	37,107
6,670	Echelon Corp.#<>	49,358
4,800	EMC Corp.#<>	52,992
1,300	FactSet Research Systems Inc.	51,740
2,690	FEI Company#<>	48,958
6,110	Gartner, Inc.#<>	86,518
7,850	Harris Stratex Networks, Inc.#<>	54,165
4,040	InterDigital, Inc.#<>	130,613
780	International Business Machines Corp.<>	71,487
5,540	Linear Technology Corp.<>	129,747
1,940	ManTech International Corp.#<>	104,042
6,410	Multi-Fineline Electronix, Inc.#<>	118,777
3,560	Netscout Systems, Inc.#<>	50,623
3,790	Perfect World Company, Ltd.#<>	56,130
12,070	QLogic Corp.#<>	136,632
1,440	QUALCOMM, Inc.<>	49,752
16,910	S1 Corp.#<>	112,790
5,000	Shanda Interactive Entertainment, Ltd.#<>	145,500
6,700	Solera Holdings, Inc.#<>	161,403
2,170	Synaptics, Inc.#<>	51,147
8,110	Tekelec#<>	100,726
22,490	TiVo, Inc.#<>	161,703
9,330	Tyler Technologies, Inc.#<>	117,465
11,070	Ultratech, Inc.#<>	123,984

		3,304,249

	Materials (0.6%)
2,480	Airgas, Inc.<>	87,569

	Telecommunication Services (0.9%)
3,080	Shenandoah Telecommunications Company<>	75,090
1,640	Telephone & Data Systems, Inc.<>	50,037

		125,127

	Utilities (3.4%)
1,730	AmeriGas Partners, LP<>	54,772
1,670	California Water Service Group<>	72,645
4,350	CMS Energy Corp.<>	51,113
1,440	Equitable Resources, Inc.<>	49,291
1,770	IDACORP, Inc.<>	51,525
1,190	Sempra Energy<>	52,170
1,320	Suburban Propane Partners, LP<>	51,678
1,630	WGL Holdings, Inc.<>	52,322
1,170	Wisconsin Energy Corp.<>	52,157

		487,673

	TOTAL COMMON STOCKS (Cost $14,289,389)	12,428,130

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

EXCHANGE TRADED FUNDS (12.9%)
	Financials (12.9%)
9,000	ProShares UltraShort MidCap400<>	$575,460
11,000	ProShares UltraShort QQQ<>	636,350
8,000	ProShares UltraShort S&P500<>	648,480

		1,860,290

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,639,571)	1,860,290

INVESTMENT IN AFFILIATED FUND (3.7%)
536,284	Calamos Government Money Market Fund Class I SharesΩ (Cost $536,284)	536,284

TOTAL INVESTMENTS (102.5%) (Cost $16,465,244)		14,824,704

LIABILITIES, LESS OTHER ASSETS (-2.5%)		(366,839)

NET ASSETS (100.0%)		$14,457,865

COMMON STOCKS SOLD SHORT (-2.3%)
	Consumer Staples (-0.2%)
(850)	Reynolds American, Inc.	(32,453)

	Energy (-0.1%)
(1,290)	Frontier Oil Corp.	(18,421)

	Financials (-0.5%)
(2,140)	Baldwin & Lyons, Inc. - Class B	(35,931)
(3,080)	United America Indemnity, Ltd.	(32,586)

		(68,517)

	Health Care (-0.2%)
(820)	XenoPort, Inc.#	(21,418)

	Industrials (-0.5%)
(4,250)	Healthcare Services Group	(65,110)

	Information Technology (-0.6%)
(2,980)	Blue Coat Systems, Inc.	(28,578)
(6,210)	Brightpoint, Inc.	(29,063)
(3,680)	NVIDIA Corp.	(29,256)

		(86,897)

	Materials (-0.2%)
(1,810)	Eagle Materials, Inc.	(32,725)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $440,019)	(325,541)

NOTES TO SCHEDULE OF INVESTMENTS

<>	Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total value of $13,749,537.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net redemptions of $2,197,722 and earned $11,278 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $2,734,006 in the affiliated fund.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (41.6%)
		Consumer Discretionary (4.5%)
8,500,000	EUR	Adidas, AG 2.500%, 10/08/18	$12,910,380
2,700,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	3,101,490
2,880,000		Best Buy Company, Inc. 2.250%, 01/15/22	2,613,600
300,000,000	JPY	NC International, Ltd. (Nikon Corp.)Δ 0.000%, 03/15/11	2,962,150
		Yamada Denki Company, Ltd.
490,000,000	JPY	0.000%, 03/28/13	4,719,444
195,000,000	JPY	0.000%, 03/31/15	1,638,639

			27,945,703

		Consumer Staples (2.0%)
1,310,000,000	JPY	Asahi Breweries, Ltd. 0.000%, 05/26/28	12,569,934

		Energy (7.1%)
9,700,000		Acergy, SA 2.250%, 10/11/13	5,746,550
6,430,000		Chesapeake Energy Corp. 2.750%, 11/15/35	4,428,663
8,500,000		Petroleum Geo-Services ASA 2.700%, 12/03/12	3,995,000
4,500,000		Petroplus Holdings, AG 3.375%, 03/26/13	3,202,994
18,000,000		SeaDrill, Ltd. 3.625%, 11/08/12	9,645,386
11,000,000		Subsea 7, Inc. 2.800%, 06/06/11	7,273,750
10,100,000		Superior Energy Services, Inc.‡ 1.500%, 12/15/26	7,461,375
2,699,000		Transocean, Ltd. - Class A 1.625%, 12/15/37	2,402,110

			44,155,828

		Financials (1.1%)
5,260,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	3,649,125
3,310,000		Leucadia National Corp. 3.750%, 04/15/14	3,090,713

			6,739,838

		Health Care (4.6%)
9,390,000		Amgen, Inc. 0.375%, 02/01/13	8,533,162
8,700,000		China Medical Technologies, Inc. 4.000%, 08/15/13	3,686,625
4,100,000		Gilead Sciences, Inc. 0.500%, 05/01/11	5,509,375
280,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	188,650
10,350,000		Teva Pharmaceutical Industries, Ltd.∧ 1.750%, 02/01/26	11,074,500

			28,992,312

		Industrials (4.4%)
7,500,000		AGCO Corp. 1.250%, 12/15/36	5,887,500
3,700,000		Danaher Corp. 0.000%, 01/22/21	3,242,125
9,430,000		JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	3,878,088
2,764,800	EUR	Nexans, SA 1.500%, 01/01/13	2,428,662
5,300,000	EUR	SGL Carbon, AG 0.750%, 05/16/13	5,005,582
		Suntech Power Holdings Company, Ltd.
9,150,000		3.000%, 03/15/13	3,865,875
3,860,000		0.250%, 02/15/12	2,967,375

			27,275,207

		Information Technology (13.9%)
24,600,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	12,766,073
10,500,000		Compal Electronics, Inc. 0.000%, 08/19/10	9,484,213
23,500,000		EMC Corp. 1.750%, 12/01/13	22,207,500
10,000,000		Intel Corp.∧ 2.950%, 12/15/35	7,712,500
11,200,000		Network Appliance, Inc.* 1.750%, 06/01/13	8,890,000
9,000,000		Shanda Interactive Entertainment, Ltd.* 2.000%, 09/15/11	8,651,250
16,500,000		Symantec Corp.~ 0.750%, 06/15/11	16,376,250
800,000	CHF	Temenos Group, AG 1.500%, 03/21/13	529,356

			86,617,142

		Materials (1.4%)
		Newmont Mining Corp.
6,266,000		1.625%, 07/15/17	6,618,463
1,840,000		3.000%, 02/15/12	2,058,500

			8,676,963

		Telecommunication Services (2.6%)
18,400,000		NII Holdings, Inc. 2.750%, 08/15/25	16,307,000

		TOTAL CONVERTIBLE BONDS (Cost $325,187,218)	259,279,927

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.3%)
		Consumer Staples (2.9%)
351,000		Archer Daniels Midland Company 6.250%	$12,657,060
		Bunge, Ltd.
35,000		4.875%	2,135,000
7,500		5.125%	3,225,000

			18,017,060

		Financials (2.1%)
110,000		American International Group, Inc. 8.500%	990,000
17,700		Bank of America Corp. 7.250%	9,292,500
190,000		Citigroup, Inc. 6.500%	2,897,500

			13,180,000

		Health Care (0.8%)
28,000		Schering-Plough Corp. 6.000%	4,872,280

		Materials (1.5%)
295,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	9,189,250

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $61,197,548)	45,258,590

COMMON STOCKS (49.9%)
		Consumer Discretionary (7.4%)
137,000		Apollo Group, Inc. - Class A#	11,160,020
165,000		Best Buy Company, Inc.	4,623,300
130,000		Nike, Inc. - Class B	5,882,500
470,000	JPY	Nikon Corp.	4,892,050
571,000	JPY	Panasonic Corp.	6,927,745
574,957	CHF	Swatch Group, AG	12,760,799

			46,246,414

		Consumer Staples (2.0%)
225,000		Coca-Cola Company	9,612,000
92,000	CHF	Nestlé, SA	3,179,456

			12,791,456

		Energy (3.9%)
700,000	GBP	BP, PLC	4,957,459
200,000		Halliburton Company	3,450,000
230,000		Noble Corp.	6,244,500
132,000	EUR	TOTAL, SA	6,578,155
61,000		Transocean, Ltd.#	3,331,820

			24,561,934

		Financials (5.0%)
460,000	EUR	Banco Santander, SA	3,722,379
210,000	CHF	Julius Baer Holding, AG - Class B	6,227,642
1,600,000	JPY	Mizuho Financial Group, Inc.	3,960,429
615,000	GBP	Schroders, PLC	6,765,867
605,000	GBP	Standard Chartered, PLC	7,644,611
67,000	JPY	Sumitomo Mitsui Financial Group, Inc.	2,655,299

			30,976,227

		Health Care (3.8%)
158,000		Alcon, Inc.	13,531,120
56,000		Johnson & Johnson	3,230,640
127,000	DKK	Novo Nordisk, A/S - Class B	6,765,758

			23,527,518

		Industrials (4.2%)
650,000	CHF	ABB, Ltd.#	8,440,668
130,000	EUR	Alstom	6,245,793
880,000	GBP	BAE Systems, PLC	5,107,636
58,000		Precision Castparts Corp.	3,767,100
50,000	EUR	Siemens, AG	2,816,880

			26,378,077

		Information Technology (21.4%)
210,000		Accenture, Ltd.	6,627,600
1,080,000	GBP	Autonomy Corp., PLC#	16,983,050
115,000	JPY	Canon, Inc.#	3,137,884
394,000		Cisco Systems, Inc.#	5,898,180
1,685,000		Dell, Inc.#	16,007,500
700,000		eBay, Inc.#	8,414,000
305,000		Infosys Technologies, Ltd.	8,100,800
300,000		Intel Corp.	3,870,000
78,800	JPY	Nintendo Company, Ltd.	24,429,169
1,575,000	EUR	Nokia OYJ	19,303,999
195,000		QUALCOMM, Inc.	6,737,250
10,500	KRW	Samsung Electronics Company, Ltd.	3,650,849
285,000	EUR	SAP, AG	10,013,408

			133,173,689

		Materials (1.1%)
235,000	GBP	Anglo American, PLC	4,227,313
155,000	AUD	BHP Billiton, Ltd.	2,874,226

			7,101,539

		Telecommunication Services (1.1%)
232,000		América Móvil, SAB de CV	6,614,320

		TOTAL COMMON STOCKS (Cost $442,320,016)	311,371,174

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (0.6%)
3,973,282	Calamos Government Money Market Fund - Class I SharesΩ (Cost $3,973,282)	$3,973,282

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.6%)
34,018	Bank of New York Institutional Cash Reserve Fund Series Bπ	3,742
10,159,000	Goldman Sachs Financial Square Prime Obligations Fund	10,159,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $10,193,018)	10,162,742

TOTAL INVESTMENTS (101.0%) (Cost $842,871,082)		630,045,715

PAYABLE UPON RETURN OF SECURITIES LOANED (-1.6%)		(10,193,018)

OTHER ASSETS, LESS LIABILITIES (0.6%)		3,743,282

NET ASSETS (100.0%)		$623,595,979

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Australian Dollar	4/23/09	6,721,000	$4,248,956	$141,201
British Pound Sterling	4/23/09	30,529,000	44,208,427	(1,483,091)
Danish Krone	4/23/09	35,954,000	6,154,381	59,852
Euro	4/23/09	58,347,000	74,634,181	785,151
Indian Rupee	4/23/09	162,399,000	3,298,419	(43,930)
Japanese Yen	4/23/09	5,222,442,000	58,234,967	(297,958)
Mexican Peso	4/23/09	37,190,000	2,548,099	70,286
New Taiwan Dollar	4/23/09	154,110,000	4,563,518	47,241
Norwegian Krone	4/23/09	38,418,000	5,526,571	(172,347)
South Korean Won	4/23/09	3,883,009,000	2,817,733	56,441
Swiss Franc	4/23/09	35,961,000	31,041,632	449,983

				$(387,171)

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received a partial payment of $2,700,000 on August 10, 2006. The instrument has been priced at a fair value following procedures approved by the Board of Trustees, and at January 31, 2009, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, there were no 144A securities that could not be exchanged to the registered form.
∧	Security, or portion of security, is on loan.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $1,985,000.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net redemptions of $33,791,474 and earned $47,595 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $37,764,756 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Global Growth and Income Fund

	JANUARY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$390,246,971	61.9%

European Monetary Unit	81,791,311	13.0%

Japanese Yen	67,892,743	10.8%

British Pound Sterling	45,685,936	7.2%

Swiss Franc	31,137,921	4.9%

Danish Krone	6,765,758	1.1%

South Korean Won	3,650,849	0.6%

Australian Dollar	2,874,226	0.5%

Total Investments	$630,045,715	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.0%)
		Consumer Discretionary (11.5%)
60,000	EUR	Adidas, AG	$2,076,060
1,325,000	MXN	Grupo Televisa, SA	3,713,833
52,000		New Oriental Education & Technology Group, Inc.#	2,487,680
200,000	JPY	Nikon Corp.	2,081,723
19,000	EUR	Puma, AG Rudolf Dassler Sport	3,417,598
215,000	CHF	Swatch Group, AG	4,771,786

			18,548,680

		Consumer Staples (2.8%)
2,140,000	MXN	Wal-Mart de Mexico, SAB de CV	4,466,991

		Energy (7.4%)
3,700,000	HKD	CNOOC, Ltd.	3,184,368
200,000	BRL	Petróleo Brasileiro, SA	2,618,103
169,000	NOK	SeaDrill, Ltd.	1,400,549
125,000	NOK	StatoilHydro, ASA	2,153,691
130,000	CAD	Suncor Energy, Inc.	2,492,396

			11,849,107

		Financials (8.4%)
200,000		Banco Bradesco, SA	1,790,000
79,000	CHF	Julius Baer Holding, AG - Class B	2,342,780
285,000	GBP	Schroders, PLC	3,135,402
550,000	SGD	Singapore Exchange, Ltd.	1,843,228
350,000	GBP	Standard Chartered, PLC	4,422,502

			13,533,912

		Health Care (7.4%)
55,000		Alcon, Inc.	4,710,200
150,000	SEK	Elekta, AB - Class B	1,698,482
92,000		Mindray Medical International, Ltd.	1,900,720
67,000	DKK	Novo Nordisk, A/S - Class B	3,569,337

			11,878,739

		Industrials (13.2%)
323,500	CHF	ABB, Ltd.#	4,200,855
80,000	EUR	Alstom	3,843,565
525,000	GBP	BAE Systems, PLC	3,047,169
550,000	CAD	Bombardier, Inc. - Class B	1,704,383
60,000	JPY	JGC Corp.	847,739
150,000	JPY	Komatsu, Ltd.	1,548,557
450,000	GBP	Rolls-Royce Group, PLC#	2,148,151
80,000	DKK	Vestas Wind Systems A/S#	3,852,812

			21,193,231

		Information Technology (39.9%)
490,000	GBP	Autonomy Corp., PLC#	7,705,273
15,000		Baidu.com, Inc.#	1,931,550
135,000		Check Point Software Technologies, Ltd.#	3,060,450
150,000	EUR	Gemalto, NV#	3,661,528
282,000	TWD	High Tech Computer Corp.	2,675,846
190,000		Infosys Technologies, Ltd.	5,046,400
250,000	CHF	Logitech International, SA#	2,423,056
120,000		Nice-Systems, Ltd.#	2,302,800
21,500	JPY	Nintendo Company, Ltd.	6,665,319
430,000	EUR	Nokia OYJ	5,270,298
250,000	BRL	Redecard, SA	2,828,664
8,000	KRW	Samsung Electronics Company, Ltd.	2,781,599
75,000	EUR	SAP, AG	2,635,108
90,000		Shanda Interactive Entertainment, Ltd.#	2,619,000
300,000	NOK	Tandberg, ASA	3,708,296
140,000	CHF	Temenos Group, AG#	1,225,128
420,000	HKD	Tencent Holdings, Ltd.	2,566,304
173,000	EUR	Ubisoft Entertainment, SA#	2,435,685
660,000	HKD	VTech Holdings, Ltd.	2,525,353

			64,067,657

		Materials (5.2%)
90,000	GBP	Anglo American, PLC	1,618,971
135,000	AUD	BHP Billiton, Ltd.	2,503,358
200,000		Companhia Vale do Rio Doce	2,822,000
60,000	NOK	Yara International, ASA	1,349,147

			8,293,476

		Telecommunication Services (3.2%)
180,000		América Móvil, SAB de CV	5,131,800

		TOTAL COMMON STOCKS (Cost $257,805,004)	158,963,593

INVESTMENT IN AFFILIATED FUND (0.0%)
1,030		Calamos Government Money Market Fund - Class I SharesΩ (Cost $1,030)	1,030

TOTAL INVESTMENTS (99.0%) (Cost $257,806,034)			158,964,623

OTHER ASSETS, LESS LIABILITIES (1.0%)			1,567,602

NET ASSETS (100.0%)			$160,532,225

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net redemptions of $12,257,918 and earned $32,736 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $12,258,948 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

	JANUARY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$33,803,630	21.3%

European Monetary Unit	23,339,842	14.7%

British Pound Sterling	22,077,468	13.9%

Swiss Franc	14,963,605	9.4%

Japanese Yen	11,143,338	7.0%

Norwegian Krone	8,611,683	5.4%

Hong Kong Dollar	8,276,025	5.2%

Mexican Peso	8,180,824	5.1%

Danish Krone	7,422,149	4.7%

Brazilian Real	5,446,767	3.4%

Canadian Dollar	4,196,779	2.6%

South Korean Won	2,781,599	1.7%

New Taiwanese Dollar	2,675,846	1.7%

Australian Dollar	2,503,358	1.6%

Singapore Dollar	1,843,228	1.2%

Swedish Krona	1,698,482	1.1%

Total Investments	$158,964,623	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

Common Stocks (98.4%)
		Consumer Discretionary (12.5%)
8,200		Amazon.com, Inc.#	$482,324
4,600		Apollo Group, Inc. - Class A#	374,716
11,500		Coach, Inc.#	167,900
95,000	MXN	Grupo Televisa, SA	266,275
10,000		Guess?, Inc.	160,900
3,500		New Oriental Education & Technology Group, Inc.#	167,440
11,900		Nike, Inc. - Class B	538,475
9,000	JPY	Nikon Corp.	93,677
1,450	EUR	Puma, AG Rudolf Dassler Sport	260,817
20,000	CHF	Swatch Group, AG	443,887

			2,956,411

		Consumer Staples (3.5%)
8,900		Coca-Cola Company	380,208
212,000	MXN	Wal-Mart de Mexico, SAB de CV	442,524

			822,732

		Energy (10.3%)
3,300		Apache Corp.	247,500
230,000	HKD	CNOOC, Ltd.	197,947
6,000		ENSCO International, Inc.	164,160
13,000		Halliburton Company	224,250
5,949		IHS, Inc. - Class A#	260,566
8,500		National Oilwell Varco, Inc.#	224,740
11,300		Noble Corp.	306,795
12,000	BRL	Petróleo Brasileiro, SA	157,086
14,000	NOK	SeaDrill, Ltd.	116,022
8,000	NOK	StatoilHydro, ASA	137,837
7,400	CAD	Suncor Energy, Inc.	141,875
4,600		Transocean, Ltd.#	251,252

			2,430,030

		Financials (6.8%)
20,500		Banco Bradesco, SA	183,475
2,000		BlackRock, Inc.	217,600
9,500	CHF	Julius Baer Holding, AG - Class B	281,727
19,200	GBP	Schroders, PLC	211,227
22,200	GBP	Standard Chartered, PLC	280,513
11,500		T. Rowe Price Group, Inc.	317,170
8,000		Waddell & Reed Financial, Inc.	112,960

			1,604,672

		Health Care (8.1%)
7,800		Alcon, Inc.	667,992
2,700		Celgene Corp.#	142,965
9,000		Gilead Sciences, Inc.#	456,930
1,250		Intuitive Surgical, Inc.#	129,037
4,600	DKK	Novo Nordisk, A/S - Class B	245,059
6,500		Stryker Corp.	274,560

			1,916,543

		Industrials (13.3%)
28,400	CHF	ABB, Ltd.#	368,792
5,100		AGCO Corp.#	108,528
6,200	EUR	Alstom	297,877
40,000	GBP	BAE Systems, PLC	232,165
64,000	CAD	Bombardier, Inc. - Class B	198,328
3,700		Fluor Corp.	143,930
5,500		General Dynamics Corp.	312,015
6,300		Honeywell International, Inc.	206,703
4,400		Jacobs Engineering Group, Inc.#	170,148
15,000	JPY	Komatsu, Ltd.	154,856
2,100		Precision Castparts Corp.	136,395
46,400	GBP	Rolls-Royce Group, PLC#	221,498
6,000		United Technologies Corp.	287,940
6,000	DKK	Vestas Wind Systems, A/S#	288,961

			3,128,136

		Information Technology (38.6%)
10,600		Apple, Inc.#	955,378
57,000	GBP	Autonomy Corp., PLC#	896,328
750		Baidu.com, Inc.#	96,577
9,200		Check Point Software Technologies, Ltd.#	208,564
15,000		Dell, Inc.#	142,500
27,000		eBay, Inc.#	324,540
3,000		Google, Inc.#	1,015,590
24,900	TWD	High Tech Computer Corp.	236,271
15,500		Infosys Technologies, Ltd.	411,680
25,000	CHF	Logitech International, SA#	242,306
1,150		MasterCard, Inc.	156,147
7,000		Nice-Systems, Ltd.#	134,330
2,700	JPY	Nintendo Company, Ltd.	837,040
37,000	EUR	Nokia, OYJ	453,491
7,500		Open Text Corp.#	262,725
26,000		Parametric Technologies Corp.#	234,000
9,250		QUALCOMM, Inc.	319,587
23,000	BRL	Redecard, SA	260,237
3,800		Research In Motion, Ltd.#	210,520
615	KRW	Samsung Electronics Company, Ltd.	213,835
6,900	EUR	SAP, AG	242,430
9,900		Shanda Interactive Entertainment, Ltd.#	288,090
23,000	NOK	Tandberg, ASA	284,303
14,000	CHF	Temenos Group, AG#	122,513
12,300		Trimble Navigation, Ltd.#	182,286

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

13,800	EUR	Ubisoft Entertainment, SA#	$194,292
48,000	HKD	VTech Holdings, Ltd.	183,662

			9,109,222

		Materials (3.5%)
10,000	GBP	Anglo American, PLC	179,886
15,000	AUD	BHP Billiton, Ltd.	278,151
16,450		Companhia Vale do Rio Doce	232,109
6,000	NOK	Yara International, ASA	134,915

			825,061

		Telecommunication Services (1.8%)
15,000		América Móvil, SAB de CV	427,650

		TOTAL COMMON STOCKS (Cost $36,666,556)	23,220,457

INVESTMENT IN AFFILIATED FUND (3.2%)
752,152		Calamos Government Money Market Fund - Class I SharesΩ (Cost $752,152)	752,152

TOTAL INVESTMENTS (101.6%) (Cost $37,418,708)			23,972,609

LIABILITIES, LESS OTHER ASSETS (-1.6%)			(373,710)

NET ASSETS (100.0%)			$23,598,899

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	4/23/09	1,227,000	$1,776,794	$(59,607)
Danish Krone	4/23/09	3,029,000	518,485	5,042
Euro	4/23/09	1,047,000	1,339,263	12,297
Norwegian Krone	4/23/09	4,326,000	622,310	(17,657)
Swiss Franc	4/23/09	1,795,000	1,549,449	22,461

				$(37,464)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Swiss Franc	4/23/09	112,000	$96,679	$(1,690)

				$(1,690)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2008, through January 31, 2009, the fund had net redemptions of $2,259,355, and earned $5,774 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $3,011,507 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

	JANUARY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$14,173,999	59.2%

British Pound Sterling	2,021,617	8.4%

Swiss Franc	1,459,225	6.1%

European Monetary Unit	1,448,907	6.0%

Japanese Yen	1,085,573	4.5%

Mexican Peso	708,799	3.0%

Norwegian Krone	673,077	2.8%

Danish Krone	534,020	2.2%

Brazilian Real	417,323	1.7%

Hong Kong Dollar	381,609	1.6%

Canadian Dollar	340,203	1.4%

Australian Dollar	278,151	1.2%

New Taiwanese Dollar	236,271	1.0%

South Korean Won	213,835	0.9%

Total Investments	$23,972,609	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (21.7%)
		Consumer Discretionary (0.3%)
125,000		Central European Media Enterprises, Ltd.* 3.500%, 03/15/13	$52,500

		Consumer Staples (1.5%)
1,500,000	HKD	Hengan International Group Company, Ltd. 0.000%, 05/16/11	267,192

		Energy (3.7%)
400,000		Subsea 7, Inc. 2.800%, 06/06/11	264,500
445,000		Transocean, Ltd. - Class A 1.625%, 12/15/37	396,050

			660,550

		Financials (1.6%)
300,000		Banco Espirito Santo, SA 1.250%, 02/26/11	273,750

		Health Care (2.8%)
630,000		China Medical Technologies, Inc. 4.000%, 08/15/13	266,962
220,000		Teva Pharmaceutical Industries, Ltd. 1.750%, 02/01/26	235,400

			502,362

		Industrials (3.0%)
610,000		JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	250,862
		Suntech Power Holdings Company, Ltd.
270,000		0.250%, 02/15/12	207,563
170,000		3.000%, 03/15/13	71,825

			530,250

		Information Technology (4.6%)
235,000		Compal Electronics, Inc. 0.000%, 08/19/10	212,265
250,000		Quanta Computer, Inc. 0.000%, 07/26/10	227,344
115,000		Shanda Interactive Entertainment, Ltd.* 2.000%, 09/15/11	110,544
245,000		SINA Corp. 0.000%, 07/15/23	256,025

			806,178

		Materials (2.1%)
		Newmont Mining Corp.
280,000		1.625%, 07/15/17	295,750
70,000		3.000%, 02/15/12	78,313

			374,063

		Telecommunication Services (2.1%)
420,000		NII Holdings, Inc. 2.750%, 08/15/25	$372,225

		TOTAL CONVERTIBLE BONDS (Cost $4,923,268)	3,839,070

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (3.8%)
		Consumer Staples (0.9%)
2,700		Bunge, Ltd. 4.875%	164,700

		Financials (0.7%)
2,500		American International Group, Inc. 8.500%	22,500
6,700		Citigroup, Inc. 6.500%	102,175

			124,675

		Materials (2.2%)
12,300		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	383,145

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,148,255)	672,520

COMMON STOCKS (62.1%)
		Consumer Discretionary (9.6%)
6,500	EUR	Adidas, AG	224,906
125,000	MXN	Grupo Televisa, SA	350,361
90,000	HKD	Li & Fung, Ltd.	179,034
6,200		New Oriental Education & Technology Group, Inc.#	296,608
16,000	JPY	Nikon Corp.	166,538
13,000	CHF	Swatch Group, AG	288,527
6,500		Yum! Brands, Inc.	186,030

			1,692,004

		Consumer Staples (9.1%)
9,300		Coca-Cola Company	397,296
19,000	GBP	Diageo, PLC	254,933
16,500	BRL	Natura Cosméticos, SA	141,530
14,000	CHF	Nestlé, SA	483,830
162,000	MXN	Wal-Mart de Mexico, SAB de CV	338,156

			1,615,745

		Energy (7.2%)
425,000	HKD	CNOOC, Ltd.	365,772
7,300		Halliburton Company	125,925
7,300		Noble Corp.	198,195

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

30,000	BRL	Petróleo Brasileiro, SA	$392,715
6,950	ZAR	Sasol, Ltd.	185,048

			1,267,655

		Financials (3.9%)
22,000	BRL	Banco Bradesco, SA	197,241
24,000	EUR	Banco Santander, SA	194,211
23,000	GBP	Standard Chartered, PLC	290,622

			682,074

		Health Care (3.3%)
6,200		Mindray Medical International, Ltd.	128,092
8,600	DKK	Novo Nordisk, A/S - Class B	458,154

			586,246

		Industrials (3.1%)
21,000	CHF	ABB, Ltd.#	272,698
28,000	ZAR	Aveng, Ltd.	71,535
6,000	JPY	JGC Corp.	84,774
12,000	JPY	Komatsu, Ltd.	123,885

			552,892

		Information Technology (21.7%)
1,200		Baidu.com, Inc.#	154,524
20,400		Check Point Software Technologies, Ltd.#	462,468
17,000	TWD	High Tech Computer Corp.	161,310
11,000		Infosys Technologies, Ltd.	292,160
13,000		Nice-Systems, Ltd.#	249,470
37,000	EUR	Nokia OYJ	453,491
10,000		Parametric Technologies Corp.#	90,000
9,200		QUALCOMM, Inc.	317,860
34,000	BRL	Redecard, SA	384,698
700	KRW	Samsung Electronics Company, Ltd.	243,390
12,750		Shanda Interactive Entertainment, Ltd.#	371,025
130,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	159,710
10,000	CHF	Temenos Group, AG#	87,509
53,000	HKD	Tencent Holdings, Ltd.	323,843
20,000	HKD	VTech Holdings, Ltd.	76,526

			3,827,984

		Materials (2.6%)
12,000	GBP	Anglo American, PLC	215,863
13,000	AUD	BHP Billiton, Ltd.	241,064

			456,927

		Telecommunication Services (1.6%)
200,000	MXN	América Móvil, SAB de CV	285,509

		TOTAL COMMON STOCKS (Cost $16,829,113)	10,967,036

INVESTMENT IN AFFILIATED FUND (11.9%)
2,109,797		Calamos Government Money Market Fund - Class I SharesΩ (Cost $2,109,797)	2,109,797

TOTAL INVESTMENTS (99.5%) (Cost $25,010,433)			17,588,423

OTHER ASSETS, LESS LIABILITIES (0.5%)			80,166

NET ASSETS (100.0%)			$17,668,589

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, there were no 144A securities that could not be exchanged to the registered form.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net redemptions of $2,168,746 and earned $13,254 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $4,278,543 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

	JANUARY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$9,623,848	54.8%

Hong Kong Dollar	1,212,367	6.9%

Swiss Franc	1,132,564	6.4%

Brazilian Real	1,116,184	6.3%

Mexican Peso	974,026	5.5%

European Monetary Unit	872,608	5.0%

British Pound Sterling	761,418	4.3%

Danish Krone	458,154	2.6%

Japanese Yen	375,197	2.1%

New Taiwanese Dollar	321,020	1.8%

South African Rand	256,583	1.5%

South Korean Won	243,390	1.4%

Australian Dollar	241,064	1.4%

Total Investments	$17,588,423	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (65.2%)
		Consumer Discretionary (4.5%)
5,200,000		Best Buy Company, Inc. 2.250%, 01/15/22	$4,719,001
23,000,000		Carnival Corp. 2.000%, 04/15/21	20,441,250
		Interpublic Group of Companies, Inc.
7,800,000		4.750%, 03/15/23	4,553,250
5,500,000		4.250%, 03/15/23	3,471,875
500,000,000	JPY	NC International, Ltd. (Nikon Corp.) Δ 0.000%, 03/15/11	4,936,916
7,930,000		RadioShack Corp.* 2.500%, 08/01/13	6,740,500

			44,862,792

		Consumer Staples (1.4%)
5,600,000		Archer Daniels Midland Company∧ 0.875%, 02/15/14	5,208,000
8,300,000		Molson Coors Brewing Company 2.500%, 07/30/13	8,984,750

			14,192,750

		Energy (7.7%)
		Cameron International Corp.
8,700,000		2.500%, 06/15/26	9,026,250
7,000,000		1.500%, 05/15/24~	9,660,000
		Chesapeake Energy Corp.
14,390,000		2.750%, 11/15/35	9,911,112
6,300,000		2.250%, 12/15/38	3,299,625
5,000,000		Oil States International, Inc. 2.375%, 07/01/25	4,131,250
11,455,000		Pioneer Natural Resources Company 2.875%, 01/15/38	8,505,338
5,080,000		Schlumberger, Ltd. - Class B 2.125%, 06/01/23	6,375,400
8,049,000		SEACOR Holdings, Inc. 2.875%, 12/15/24	8,059,061
11,600,000		SeaDrill, Ltd. 3.625%, 11/08/12	6,215,916
13,000,000		Transocean, Ltd. - Class A 1.625%, 12/15/37	11,570,000

			76,753,952

		Financials (5.6%)
8,275,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	5,740,781
2,590,000		BlackRock, Inc. 2.625%, 02/15/35	3,137,138
3,500,000		Health Care REIT, Inc. 4.750%, 12/01/26	3,316,250
		Host Hotels & Resorts, Inc.*
8,500,000		2.625%, 04/15/27	6,311,250
6,000,000		3.250%, 04/15/24∧	5,452,500
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	13,305,937
11,575,000		NASDAQ OMX Group, Inc.* 2.500%, 08/15/13	8,970,625
11,100,000		SVB Financial Group* 3.875%, 04/15/11	8,880,000

			55,114,481

		Health Care (16.1%)
20,000,000		Amgen, Inc. 0.375%, 02/01/13	18,175,000
17,800,000		Beckman Coulter, Inc. 2.500%, 12/15/36	17,177,000
13,150,000		Gilead Sciences, Inc.∧ 0.500%, 05/01/11	17,670,312
7,000,000		Henry Schein, Inc. 3.000%, 08/15/34	7,218,750
9,500,000		Hologic, Inc.‡ 2.000%, 12/15/37	6,115,625
20,730,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	13,966,837
9,000,000		Life Technologies Corp. 1.500%, 02/15/24	7,548,750
		LifePoint Hospitals, Inc.
9,500,000		3.250%, 08/15/25	7,065,625
2,100,000		3.500%, 05/15/14	1,496,250
9,370,000		Medicis Pharmaceutical Corp. 2.500%, 06/04/32	7,343,738
		Medtronic, Inc.
10,000,000		1.625%, 04/15/13	8,862,500
6,000,000		1.500%, 04/15/11	5,610,000
6,300,000		Millipore Corp. 3.750%, 06/01/26	5,764,500
20,000,000		Mylan, Inc.* 3.750%, 09/15/15	19,850,000
7,500,000		Teva Pharmaceutical Industries, Ltd.∧ 1.750%, 02/01/26	8,025,000
6,000,000		Thermo Fisher Scientific, Inc.‡ 0.746%, 12/15/33	7,677,600

			159,567,487

		Industrials (6.6%)
7,390,000		AGCO Corp.∧ 1.750%, 12/31/33	8,258,325
		Alliant Techsystems, Inc.
9,300,000		2.750%, 09/15/11	9,404,625
8,500,000		2.750%, 02/15/24	9,265,000
22,000,000		Danaher Corp. 0.000%, 01/22/21	19,277,500
18,000,000		Energy Conversion Devices, Inc. 3.000%, 06/15/13	10,597,500
3,500,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	3,675,000
3,100,000		Quanta Services, Inc. 3.750%, 04/30/26	3,309,250

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

4,400,000	Trinity Industries, Inc. 3.875%, 06/01/36	$2,227,500

		66,014,700

	Information Technology (19.7%)
	Anixter International, Inc.
7,950,000	1.000%, 02/15/13∧	5,326,500
6,000,000	0.000%, 07/07/33	2,947,500
5,000,000	ARRIS Group, Inc. 2.000%, 11/15/26	3,428,000
4,250,000	Blackboard, Inc. 3.250%, 07/01/27	3,607,188
11,826,000	CA, Inc. 1.625%, 12/15/09	12,417,300
16,000,000	CACI International, Inc.∧ 2.125%, 05/01/14	15,600,000
8,439,000	DST Systems, Inc. - Class A‡ 4.125%, 08/15/23	7,858,819
	EMC Corp.
32,500,000	1.750%, 12/01/13	30,712,500
17,650,000	1.750%, 12/01/11	17,208,750
4,450,000	FEI Company 2.875%, 06/01/13	3,682,375
7,250,000	Informatica Corp. 3.000%, 03/15/26	6,787,812
14,500,000	Intel Corp. 2.950%, 12/15/35	11,183,125
25,500,000	Network Appliance, Inc.* 1.750%, 06/01/13	20,240,625
	ON Semiconductor Corp.
6,200,000	0.000%, 04/15/24	5,386,250
5,000,000	2.625%, 12/15/26	3,168,750
21,239,000	Sybase, Inc. 1.750%, 02/22/25	24,955,825
22,500,000	Symantec Corp. 1.000%, 06/15/13	21,796,875

		196,308,194

	Materials (3.1%)
	Newmont Mining Corp.
25,000,000	1.625%, 07/15/17	26,406,250
3,180,000	3.000%, 02/15/12	3,557,625
1,140,000	1.250%, 07/15/14	1,218,375

		31,182,250

	Telecommunication Services (0.5%)
5,000,000	NII Holdings, Inc. 2.750%, 08/15/25	4,431,250

	TOTAL CONVERTIBLE BONDS (Cost $681,839,508)	648,427,856

SYNTHETIC CONVERTIBLE SECURITIES (1.1%)
Corporate Bonds (1.0%)
	Consumer Discretionary (0.2%)
2,500,000	Target Corp. 6.000%, 01/15/18	2,480,165

	Industrials (0.5%)
2,500,000	Caterpillar, Inc. 5.450%, 04/15/18	2,334,935
3,000,000	General Electric Company 5.250%, 12/06/17	2,869,056

		5,203,991

	Telecommunication Services (0.3%)
2,750,000	Verizon Communications, Inc. 5.500%, 04/01/17	2,702,177
	TOTAL CORPORATE BONDS	10,386,333

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.1%) #
	Consumer Discretionary (0.1%)
150	Amazon.com, Inc. Call, 01/16/10, Strike $70.00	145,875
760	Nike, Inc. - Class B Call, 01/16/10, Strike $60.00	243,200

		389,075

	Consumer Staples (0.0%)
880	Sysco Corp. Call, 01/16/10, Strike $30.00	55,000
1,130	Walgreen Company Call, 01/16/10, Strike $32.50	206,225

		261,225

	Information Technology (0.0%)
125	Apple, Inc. Call, 01/16/10, Strike $170.00	21,000
	Linear Technology Corp.
1,000	Call, 01/16/10, Strike $35.00	60,000
275	Call, 01/16/10, Strike $30.00	39,875
415	QUALCOMM, Inc. Call, 01/16/10, Strike $45.00	106,448

		227,323

	TOTAL PURCHASED OPTIONS	877,623

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $14,996,228)	11,263,956

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (12.5%)
		Consumer Discretionary (0.3%)
5,365		Stanley Works‡ 5.125%	$3,039,272

		Consumer Staples (3.9%)
560,000		Archer Daniels Midland Company 6.250%	20,193,600
		Bunge, Ltd.
100,000		4.875%	6,100,000
27,600		5.125%	11,868,000

			38,161,600

		Financials (3.0%)
330,000		Affiliated Managers Group, Inc. 5.100%	7,301,250
55,000		American International Group, Inc. 8.500%	495,000
24,500		Bank of America Corp. 7.250%	12,862,500
625,000		Citigroup, Inc. 6.500%	9,531,250

			30,190,000

		Health Care (1.9%)
108,000		Schering-Plough Corp. 6.000%	18,793,080

		Industrials (0.4%)
125,500		Avery Dennison Corp. 7.875%	3,639,500

		Materials (3.0%)
420,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	19,572,000
340,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce) Δ 5.500%	10,591,000

			30,163,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $151,512,194)	123,986,452

COMMON STOCKS (12.4%)
		Consumer Discretionary (2.2%)
90,000		Amazon.com, Inc.#	5,293,800
52,000		Apollo Group, Inc. - Class A#	4,235,920
125,000		Best Buy Company, Inc.	3,502,500
97,000		Nike, Inc. - Class B	4,389,250
400,000	JPY	Nikon Corp.	4,163,447

			21,584,917

		Consumer Staples (1.7%)
107,000		Coca-Cola Company	4,571,040
230,000		Costco Wholesale Corp.	10,356,900
87,000		Sysco Corp.	1,939,230

			16,867,170

		Energy (3.3%)
145,000		ENSCO International, Inc.	3,967,200
550,000		Halliburton Company	9,487,500
360,000		Noble Corp.	9,774,000
175,000		Transocean, Ltd.#	9,558,500

			32,787,200

		Financials (0.7%)
235,000		Leucadia National Corp.	3,741,200
119,500		T. Rowe Price Group, Inc.	3,295,810

			7,037,010

		Health Care (0.2%)
29,500		Alcon, Inc.	2,526,380

		Industrials (0.4%)
128,000		Honeywell International, Inc.	4,199,680

		Information Technology (3.9%)
263,500		Cisco Systems, Inc.#	3,944,595
800,000		Dell, Inc.#	7,600,000
310,000		eBay, Inc.#	3,726,200
15,000		Google, Inc.#	5,077,950
380,000		Intel Corp.	4,902,000
358,000		Nokia Corp.	4,392,660
230,000		Oracle Corp.#	3,870,900
150,000		QUALCOMM, Inc.	5,182,500

			38,696,805

		TOTAL COMMON STOCKS (Cost $144,258,258)	123,699,162

INVESTMENT IN AFFILIATED FUND (10.2%)
101,631,239		Calamos Government Money Market Fund - Class I SharesΩ (Cost $101,631,239)	101,631,239

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.1%)
166,357	Bank of New York Institutional Cash Reserve Fund Series Bπ	$18,299
20,957,000	Goldman Sachs Financial Square Prime Obligations Fund	20,957,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $21,123,357)	20,975,299

TOTAL INVESTMENTS (103.5%) (Cost $1,115,360,784)		1,029,983,964

PAYABLE UPON RETURN OF SECURITIES LOANED (-2.1%)		(21,123,357)

LIABILITIES, LESS OTHER ASSETS (-1.4%)		(13,636,074)

NET ASSETS (100.0%)		$995,224,533

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss
Euro	4/23/09	1,798,000	$2,299,900	$24,195
Japanese Yen	4/23/09	701,780,000	7,825,484	(40,039)
Norwegian Krone	4/23/09	7,891,000	1,135,149	(32,207)

				$(48,051)

NOTES TO SCHEDULE OF INVESTMENTS

Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $40,923,000 or 4.1% of net assets.
∧	Security, or portion of security, is on loan.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $3,450,000.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net purchases of $45,658,564 and earned $205,566 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $55,972,675 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (23.2%)
	Consumer Discretionary (1.5%)
3,200,000	Eddie Bauer Holdings, Inc. 5.250%, 04/01/14	$964,000
1,800,000	Genesco, Inc. 4.125%, 06/15/23	1,611,000
9,750,000	Interpublic Group of Companies, Inc. 4.250%, 03/15/23	6,154,688
2,200,000	Omnicom Group, Inc. 0.000%, 02/07/31	2,208,250
4,000,000	priceline.com, Inc.∧ 0.500%, 09/30/11	6,680,000

		17,617,938

	Consumer Staples (3.1%)
6,900,000	Archer Daniels Midland Company 0.875%, 02/15/14	6,417,000
4,700,000	Central European Distribution Corp. 3.000%, 03/15/13	2,156,125
	Chattem, Inc.
4,500,000	1.625%, 05/01/14<>	4,151,250
4,000,000	2.000%, 11/15/13	4,585,000
10,650,000	Smithfield Foods, Inc.<> 4.000%, 06/30/13	8,067,375
6,800,000	Spartan Stores, Inc.<> 3.375%, 05/15/27	4,981,000
8,200,000	Tyson Foods, Inc. - Class A 3.250%, 10/15/13	7,134,000

		37,491,750

	Energy (1.0%)
4,000,000	Alpha Natural Resources, Inc. 2.375%, 04/15/15	2,680,000
10,000,000	Carrizo Oil & Gas, Inc. 4.375%, 06/01/28	5,112,500
5,400,000	Hornbeck Offshore Services, Inc.‡<> 1.625%, 11/15/26	3,402,000
5,150,000	Trico Marine Services, Inc.<> 3.000%, 01/15/27	1,236,000

		12,430,500

	Financials (0.8%)
8,000,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	5,550,000
4,779,000	US Bancorp‡ 0.000%, 09/20/36	4,050,203

		9,600,203

	Health Care (3.5%)
2,250,000	Charles River Laboratories International, Inc. 2.250%, 06/15/13	1,777,500
4,000,000	Conceptus, Inc.<> 2.250%, 02/15/27	2,860,000
675,000	Five Star Quality Care, Inc. 3.750%, 10/15/26	297,000
13,500,000	HLTH Corp. 3.125%, 09/01/25	11,424,375
	Integra LifeSciences Holdings Corp.
5,000,000	2.375%, 06/01/12*	3,618,750
2,000,000	2.750%, 06/01/10	1,730,000
12,800,000	Millipore Corp.<> 3.750%, 06/01/26	11,712,000
1,700,000	PSS World Medical, Inc. 2.250%, 03/15/24	1,740,375
3,900,000	SonoSite, Inc.<> 3.750%, 07/15/14	3,110,250
4,750,000	Thoratec Corp.‡ 1.380%, 05/16/34	4,174,062

		42,444,312

	Industrials (4.0%)
2,200,000	Alliant Techsystems, Inc. 2.750%, 09/15/11	2,224,750
10,000,000	Covanta Holding Corp.<> 1.000%, 02/01/27	8,587,500
8,670,000	Energy Conversion Devices, Inc.<> 3.000%, 06/15/13	5,104,463
	General Cable Corp.
10,000,000	1.000%, 10/15/12	6,562,500
3,400,000	0.875%, 11/15/13	2,193,000
9,000,000	JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	3,701,250
3,500,000	Orbital Sciences Corp. 2.440%, 01/15/27	3,027,500
13,500,000	School Specialty, Inc. 3.750%, 11/30/26	9,196,875
	Suntech Power Holdings Company, Ltd.
5,000,000	3.000%, 03/15/13*	2,112,500
2,000,000	3.000%, 03/15/13	845,000
5,200,000	WESCO International, Inc. 2.625%, 10/15/25	4,517,500

		48,072,838

	Information Technology (8.0%)
11,000,000	Ciena Corp.<> 0.875%, 06/15/17
	EMC Corp.	4,482,500
15,000,000	1.750%, 12/01/11	14,625,000
5,500,000	1.750%, 12/01/13	5,197,500
820,000	Equinix, Inc.∧ 2.500%, 04/15/12	630,375
5,400,000	FEI Company 2.875%, 06/01/13	4,468,500
13,100,000	Informatica Corp.<> 3.000%, 03/15/26	12,264,875

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

8,050,000	Lawson Software Americas, Inc. 2.500%, 04/15/12	$6,279,000
5,800,000	Macrovision Solutions Corp. 2.625%, 08/15/11	4,727,000
	Mentor Graphics Corp.
7,160,000	6.250%, 03/01/26	4,555,550
3,950,000	4.356%, 08/06/23‡	3,411,813
11,800,000	Network Appliance, Inc.* 1.750%, 06/01/13	9,366,250
1,300,000	Powerwave Technologies, Inc. 3.875%, 10/01/27	195,000
8,000,000	SPSS, Inc. 2.500%, 03/15/12	6,610,000
4,500,000	Sybase, Inc. 1.750%, 02/22/25	5,287,500
12,750,000	Tech Data Corp.<> 2.750%, 12/15/26	10,311,562
6,000,000	VeriSign, Inc. 3.250%, 08/15/37	4,140,000

		96,552,425

	Materials (1.0%)
5,300,000	Kinross Gold Corp.* 1.750%, 03/15/28	4,770,000
7,000,000	Sino-Forest Corp.* 5.000%, 08/01/13	4,716,250
5,000,000	Stillwater Mining Company* 1.875%, 03/15/28	2,018,750

		11,505,000

	Telecommunication Services (0.3%)
5,000,000	SBA Communications Corp.* 1.875%, 05/01/13	3,537,500

	TOTAL CONVERTIBLE BONDS (Cost $368,597,734)	279,252,466

SYNTHETIC CONVERTIBLE SECURITIES (7.8%)
Corporate Bonds (7.7%)
	Consumer Discretionary (0.2%)
2,452,000	Royal Caribbean Cruises, Ltd. 8.750%, 02/02/11	1,973,860

	Consumer Staples (1.6%)
5,000,000	Anheuser-Busch InBev, NV* 7.200%, 01/15/14	5,289,115
4,700,000	Kraft Foods, Inc. 6.000%, 02/11/13	4,959,186
5,000,000	Philip Morris International, Inc.<> 4.875%, 05/16/13	5,143,580
4,700,000	Reynolds American, Inc. 7.250%, 06/01/12	4,554,573

		19,946,454

	Energy (1.1%)
1,400,000	Chesapeake Energy Corp. 9.500%, 02/15/15	1,379,000
6,500,000	ConocoPhillips 4.750%, 02/01/14	6,505,265
5,000,000	Williams Companies, Inc.* 6.375%, 10/01/10	4,876,250

		12,760,515

	Health Care (0.2%)
2,900,000	Amgen, Inc. 5.700%, 02/01/19	3,019,732

	Industrials (2.1%)
5,000,000	Caterpillar, Inc.<> 4.250%, 02/08/13	4,878,435
5,000,000	Deere & Company<> 4.500%, 04/03/13	4,953,850
10,000,000	General Electric Company<> 5.250%, 10/19/12	9,949,460
5,000,000	Honeywell International, Inc.<> 4.250%, 03/01/13	5,002,640

		24,784,385

	Information Technology (1.6%)
5,000,000	Hewlett-Packard Company<> 4.500%, 03/01/13	5,210,430
4,700,000	Jabil Circuit, Inc. 5.875%, 07/15/10	4,371,000
5,000,000	Oracle Corp.<> 5.000%, 01/15/11	5,220,400
4,700,000	Xerox Corp.<> 6.875%, 08/15/11	4,594,697

		19,396,527

	Telecommunication Services (0.9%)
	AT&T Inc.
5,000,000	4.950%, 01/15/13	5,100,890
500,000	4.850%, 02/15/14	503,625
5,000,000	Verizon Communications, Inc.<> 4.350%, 02/15/13	4,947,720

		10,552,235

	TOTAL CORPORATE BONDS	92,433,708

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.1%)#
	Consumer Staples (0.0%)
500	Central European Distribution Corp. Call, 01/16/10, Strike $70.00	$7,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

	Health Care (0.0%)
	Gen-Probe, Inc.
440	Call, 01/16/10, Strike $50.00	$246,400
440	Call, 01/16/10, Strike $60.00	105,600

		352,000

	Information Technology (0.1%)
1,300	Altera Corp. Call, 01/16/10, Strike $20.00	169,000
	MasterCard, Inc.
200	Call, 01/22/11, Strike $185.00	479,000
125	Call, 01/16/10, Strike $240.00	58,750
760	Silicon Laboratories, Inc. Call, 01/16/10, Strike $30.00	180,500

		887,250

	TOTAL PURCHASED OPTIONS	1,246,750

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $98,095,437)	93,680,458

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (4.1%)
	Consumer Discretionary (0.2%)
4,500	Stanley Works‡ 5.125%	2,549,250

	Consumer Staples (0.4%)
20,000	Archer Daniels Midland Company 6.250%	721,200
10,500	Bunge, Ltd. 5.125%	4,515,000

		5,236,200

	Energy (0.5%)
161,000	Bristow Group, Inc. 5.500%	5,570,600

	Financials (0.9%)
6,700	Bank of America Corp. 7.250%	3,517,500
109,000	Citigroup, Inc. 6.500%	1,662,250
287,500	Legg Mason, Inc. 7.000%	5,327,375
110,000	MetLife, Inc. 6.375%	909,700

		11,416,825

	Health Care (1.4%)
22,100	Mylan, Inc.<> 6.500%	16,354,000

	Industrials (0.3%)
112,000	Avery Dennison Corp. 7.875%	3,248,000

	Materials (0.1%)
43,000	Hecla Mining Company<> 6.500%	1,204,000

	Telecommunication Services (0.3%)
95,000	Crown Castle International Corp.<> 6.250%	4,037,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $67,234,682)	49,616,375

COMMON STOCKS (58.4%)
	Consumer Discretionary (4.7%)
80,000	Amazon.com, Inc.#	4,705,600
45,000	Apollo Group, Inc. - Class A#	3,665,700
235,000	Coach, Inc.#	3,431,000
273,500	Comcast Corp. - Class A	4,006,775
250,000	Home Depot, Inc.	5,382,500
262,500	News Corp. - Class B∧	1,900,500
168,700	Nike, Inc. - Class B	7,633,675
241,300	Target Corp.	7,528,560
65,000	Tiffany & Company∧	1,348,750
333,500	Time Warner, Inc.	3,111,555
669,300	Walt Disney Company	13,841,124

		56,555,739

	Consumer Staples (6.8%)
204,500	Altria Group, Inc.	3,382,430
205,000	Coca-Cola Company	8,757,600
57,300	Colgate-Palmolive Company	3,726,792
350,000	CVS Caremark Corp.	9,408,000
156,800	PepsiCo, Inc.	7,876,064
199,500	Philip Morris International, Inc.	7,411,425
352,800	Procter & Gamble Company	19,227,600
180,000	Sysco Corp.	4,012,200
239,500	Wal-Mart Stores, Inc.	11,285,240
260,000	Walgreen Company	7,126,600

		82,213,951

	Energy (9.1%)
85,000	Cameron International Corp.#	1,968,600
268,500	Chevron Corp.	18,934,620
155,000	ConocoPhillips	7,367,150
93,200	Devon Energy Corp.	5,741,120
80,000	ENSCO International, Inc.	2,188,800
510,550	Exxon Mobil Corp.	39,046,864
312,000	Halliburton Company	5,382,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

80,000	Noble Corp.	$2,172,000
155,000	Occidental Petroleum Corp.	8,455,250
234,200	Schlumberger, Ltd.	9,557,702
120,000	Smith International, Inc.	2,724,000
107,984	Transocean, Ltd.#	5,898,086

		109,436,192

	Financials (6.4%)
220,000	American Express Company	3,680,600
145,100	American International Group, Inc.#	185,728
85,000	Aon Corp.	3,149,250
225,900	Bank of America Corp.	1,486,422
250,188	Bank of New York Mellon Corp.	6,439,839
240,000	Charles Schwab Corp.	3,261,600
391,300	Citigroup, Inc.	1,389,115
65,600	Franklin Resources, Inc.	3,176,352
95,000	Goldman Sachs Group, Inc.	7,669,350
35,500	Hartford Financial Services Group, Inc.	467,180
647,700	JPMorgan Chase & Company	16,522,827
101,800	MetLife, Inc.	2,924,714
126,000	Morgan Stanley	2,548,980
135,000	Prudential Financial, Inc.	3,476,250
115,000	T. Rowe Price Group, Inc.	3,171,700
560,000	U.S. Bancorp	8,310,400
505,000	Wells Fargo & Company	9,544,500

		77,404,807

	Health Care (9.6%)
347,800	Abbott Laboratories	19,282,032
90,000	Baxter International, Inc.	5,278,500
430,200	Bristol-Myers Squibb Company	9,210,582
205,000	Eli Lilly and Company	7,548,100
150,000	Gilead Sciences, Inc.#	7,615,500
439,500	Johnson & Johnson	25,354,755
230,000	Medtronic, Inc.	7,702,700
194,200	Merck & Company, Inc.	5,544,410
693,600	Pfizer, Inc.	10,112,688
120,000	St. Jude Medical, Inc.#	4,364,400
85,000	Stryker Corp.	3,590,400
65,000	Thermo Fisher Scientific, Inc.#	2,335,450
195,000	UnitedHealth Group, Inc.	5,524,350
55,000	Zimmer Holdings, Inc.	2,002,000

		115,465,867

	Industrials (6.3%)
170,000	3M Company	9,144,300
304,600	Boeing Company	12,887,626
30,000	Burlington Northern Santa Fe Corp.	1,987,500
35,000	Caterpillar, Inc.	1,079,750
58,000	FedEx Corp.	2,954,520
60,000	Fluor Corp.	2,334,000
66,000	General Dynamics Corp.	3,744,180
727,500	General Electric Company	8,824,575
229,000	Honeywell International, Inc.	7,513,490
70,000	Jacobs Engineering Group, Inc.#	2,706,900
58,400	Lockheed Martin Corp.	4,791,136
48,800	Raytheon Company	2,470,256
45,000	Union Pacific Corp.	1,970,550
82,500	United Parcel Service, Inc.	3,505,425
205,000	United Technologies Corp.	9,837,950

		75,752,158

	Information Technology (11.1%)
180,000	Adobe Systems, Inc.#	3,475,800
138,000	Apple, Inc.#	12,437,940
570,000	Cisco Systems, Inc.#	8,532,900
150,000	Corning, Inc.	1,516,500
665,000	Dell, Inc.#	6,317,500
280,000	eBay, Inc.#	3,365,600
37,000	Google, Inc.#	12,525,610
198,400	Hewlett-Packard Company	6,894,400
715,500	Intel Corp.	9,229,950
209,700	International Business Machines Corp.	19,219,005
1,078,400	Microsoft Corp.	18,440,640
817,000	Oracle Corp.#	13,750,110
402,100	QUALCOMM, Inc.	13,892,555
270,000	Symantec Corp.#	4,139,100

		133,737,610

	Materials (1.6%)
415,000	E.I. du Pont de Nemours and Company	9,528,400
80,000	Freeport-McMoRan Copper & Gold, Inc.#	2,011,200
141,300	Newmont Mining Corp.	5,620,914
45,000	PPG Industries, Inc.	1,691,100

		18,851,614

	Telecommunication Services (1.6%)
405,100	AT&T Inc.	9,973,562
305,000	Verizon Communications, Inc.	9,110,350

		19,083,912

	Utilities (1.2%)
244,600	Duke Energy Corp.	3,705,690
55,000	Entergy Corp.	4,199,800
117,000	Exelon Corp.	6,343,740

		14,249,230

	TOTAL COMMON STOCKS (Cost $1,039,320,168)	702,751,080

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (1.2%)#
	Consumer Staples (0.0%)
310	Central European Distribution Corp. Put, 06/20/09, Strike $7.50	20,925

	Financials (1.2%)
	S & P 500 Index
1,050	Put, 02/21/09, Strike $825.00	3,396,750
500	Put, 02/21/09, Strike $875.00	3,077,500
500	Put, 03/21/09, Strike $870.00	3,652,500
500	Put, 03/21/09, Strike $800.00	1,977,500
300	Put, 03/21/09, Strike $875.00	2,284,500

		14,388,750

	TOTAL PURCHASED OPTIONS (Cost $15,154,223)	14,409,675

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (4.6%)
55,572,954	Calamos Government Money Market Fund Class I SharesΩ (Cost $55,572,954)	55,572,954

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.5%)
130,808	Bank of New York Institutional Cash Reserve Fund Series Bπ	14,389
5,687,000	Goldman Sachs Financial Square Prime Obligations Fund	5,687,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $5,817,808)	5,701,389

TOTAL INVESTMENTS (99.8%) (Cost $1,649,793,006)		1,200,984,397

PAYABLE UPON RETURN OF SECURITIES LOANED (-0.5%)		(5,817,808)

OTHER ASSETS, LESS LIABILITIES (0.7%)		8,400,402

NET ASSETS (100.0%)		$1,203,566,991

COMMON STOCKS SOLD SHORT (-9.1%)
	Consumer Discretionary (-0.8%)
(109,050)	Eddie Bauer Holdings, Inc.	(81,788)
(44,000)	Genesco, Inc.	(677,600)
(156,000)	Interpublic Group of Companies, Inc.	(519,480)
(98,900)	priceline.com, Inc.	(6,635,201)
(58,800)	Stanley Works	(1,838,088)

		(9,752,157)

	Consumer Staples (-1.4%)
(108,100)	Archer Daniels Midland Company	(2,959,778)
(51,400)	Bunge, Ltd.	(2,207,116)
(27,000)	Central European Distribution Corp.	(326,700)
(90,400)	Chattem, Inc.	(6,111,040)
(280,000)	Smithfield Foods, Inc.	(3,323,600)
(77,000)	Spartan Stores, Inc.	(1,430,660)
(119,800)	Tyson Foods, Inc. - Class A	(1,060,230)

		(17,419,124)

	Energy (-0.5%)
(42,900)	Alpha Natural Resources, Inc.	(700,128)
(179,850)	Bristow Group, Inc.	(4,350,571)
(20,250)	Carrizo Oil & Gas, Inc.	(280,665)
(39,400)	Hornbeck Offshore Services, Inc.	(698,956)
(29,400)	Trico Marine Services, Inc.	(182,868)

		(6,213,188)

	Financials (-0.3%)
(19,800)	Affiliated Managers Group, Inc.	(795,762)
(152,800)	Legg Mason, Inc.	(2,453,968)

		(3,249,730)

	Health Care (-2.5%)
(18,325)	Charles River Laboratories International, Inc.	(447,313)
(80,900)	Conceptus, Inc.	(1,161,724)
(32,000)	Five Star Quality Care, Inc.	(61,120)
(15,700)	Gen-Probe, Inc.	(706,814)
(437,897)	HLTH Corp.	(4,983,268)
(26,400)	Integra LifeSciences Holdings Corp.	(732,336)
(53,400)	Millipore Corp.	(2,945,544)
(1,270,500)	Mylan, Inc.	(14,394,765)
(51,135)	SonoSite, Inc.	(971,054)
(109,744)	Thoratec Corp.	(3,179,284)

		(29,583,222)

	Industrials (-1.0%)
(13,800)	Alliant Techsystems, Inc.	(1,115,178)
(72,900)	Avery Dennison Corp.	(1,766,367)
(160,030)	Covanta Holding Corp.	(2,766,919)
(39,550)	Energy Conversion Devices, Inc.	(995,473)
(75,300)	General Cable Corp.	(1,239,438)
(72,950)	JA Solar Holdings Company, Ltd.	(194,047)
(78,450)	Orbital Sciences Corp.	(1,315,606)
(74,105)	School Specialty, Inc.	(1,222,733)
(42,000)	Suntech Power Holdings Company, Ltd.	(395,220)
(37,000)	WESCO International, Inc.	(681,540)

		(11,692,521)

	Information Technology (-2.1%)
(26,000)	Altera Corp.	(399,880)
(100,200)	Ciena Corp.	(625,248)
(437,500)	EMC Corp.	(4,830,000)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

(2,200)		Equinix, Inc.	$(117,370)
(103,100)		FEI Company	(1,876,420)
(327,400)		Informatica Corp.	(4,177,624)
(322,195)		Lawson Software Americas, Inc.	(1,359,663)
(73,400)		Macrovision Solutions Corp.	(962,274)
(61,150)		Mentor Graphics Corp.	(284,959)
(203,200)		Network Appliance, Inc.	(3,013,456)
(52,300)		Powerwave Technologies, Inc.	(23,535)
(31,000)		Silicon Laboratories, Inc.	(713,930)
(68,000)		SPSS, Inc.	(1,746,240)
(99,000)		Sybase, Inc.	(2,703,690)
(23,700)		Tech Data Corp.	(429,207)
(124,200)		Verisign, Inc.	(2,398,302)

			(25,661,798)

		Materials (-0.3%)
(265,926)		Hecla Mining Company	(704,704)
(106,000)		Kinross Gold Corp.	(1,874,080)
(103,900	) CAD	Sino-Forest Corp.	(779,515)
(76,000)		Stillwater Mining Company	(315,400)

			(3,673,699)

		Telecommunication Services (-0.2%)
(64,200)		Crown Castle International Corp.	(1,253,184)
(72,200)		SBA Communications Corp.	(1,436,780)

			(2,689,964)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $145,737,172)	(109,935,403)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-1.2%)#
		Consumer Discretionary (0.0%)
225		Apollo Group, Inc. Call, 02/21/09, Strike $70.00	(279,000)
180		Genesco, Inc. Call, 06/20/09, Strike $20.00	(31,950)

			(310,950)

		Consumer Staples (0.0%)
985		Tyson Foods, Inc. - Class A Call, 01/16/10, Strike $7.50	(297,962)

		Financials (-1.1%)
		Bank of America Corp.
650		Call, 08/22/09, Strike $7.00	(138,450)
600		Call, 08/22/09, Strike $12.00	(45,600)
		Citigroup, Inc.
900		Call, 06/20/09, Strike $6.00	(39,150)
700		Call, 06/20/09, Strike $4.00	(66,500)
1,260		Morgan Stanley Call, 04/18/09, Strike $24.00	(283,500)
		S & P 500 Index
1,200		Call, 04/18/09, Strike $925.00	(2,004,000)
1,200		Call, 05/16/09, Strike $925.00	(2,850,000)
1,000		Call, 06/20/09, Strike $975.00	(1,810,000)
900		Call, 06/20/09, Strike $1,000.00	(1,188,000)
750		Call, 03/21/09, Strike $910.00	(960,000)
600		Call, 03/21/09, Strike $900.00	(930,000)
500		Call, 04/18/09, Strike $900.00	(1,207,500)
400		Call, 05/16/09, Strike $900.00	(1,278,000)
200		Call, 03/21/09, Strike $925.00	(190,000)

			(12,990,700)

		Industrials (-0.1%)
210		Fluor Corp. Call, 04/18/09, Strike $45.00	(63,000)
420		Jacobs Engineering Group, Inc. Call, 04/18/09, Strike $40.00	(205,800)
		Suntech Power Holdings Company, Ltd.
280		Call, 06/20/09, Strike $15.00	(25,200)
185		Call, 01/16/10, Strike $10.00	(59,200)

			(353,200)

		TOTAL WRITTEN OPTIONS (Premium $24,701,382)	(13,952,812)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
<>	Security, or portion of security, is held in a segregated account as collateral for written options, or securities sold short aggregating a total value of $106,888,866.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $16,900,365 or 1.4% of net assets.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net purchases of $31,712,319 and earned $184,320 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $23,860,635 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (58.0%)
		Consumer Discretionary (13.0%)
1,725,000		D.R. Horton, Inc. 9.750%, 09/15/10	$1,621,500
3,105,000		Expedia, Inc. 7.456%, 08/15/18	2,530,575
		General Motors Corp.
2,465,000		7.200%, 01/15/11∧	511,487
197,000		7.125%, 07/15/13	32,013
		Goodyear Tire & Rubber Company
1,775,000		7.857%, 08/15/11∧	1,677,375
1,775,000		7.000%, 03/15/28	1,127,125
2,711,000		Hanesbrands, Inc.‡ 5.698%, 12/15/14	1,992,585
1,972,000		Liberty Media Corp. 8.250%, 02/01/30	973,263
2,958,000		Mandalay Resort Group 7.625%, 07/15/13	946,560
296,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	269,360
1,183,000		Pulte Homes, Inc. 8.125%, 03/01/11	1,117,935
		Royal Caribbean Cruises, Ltd.
2,711,000		7.500%, 10/15/27	1,341,945
986,000		7.250%, 03/15/18	512,720
2,711,000		Service Corp. International 7.500%, 04/01/27	1,938,365
493,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	273,615
739,000		Toll Brothers, Inc.∧ 8.250%, 02/01/11	720,525
2,218,000		Warnaco Group, Inc.~ 8.875%, 06/15/13	2,068,285
986,000	GBP	Warner Music Corp. 8.125%, 04/15/14	721,600

			20,376,833

		Consumer Staples (5.1%)
1,306,000		Chattem, Inc. 7.000%, 03/01/14	1,178,665
2,711,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,602,560
1,183,000		NBTY, Inc. 7.125%, 10/01/15	943,442
2,958,000		Pilgrim’s Pride Corp. (in default)** 7.625%, 05/01/15	1,168,410
2,958,000		Smithfield Foods, Inc. 7.750%, 05/15/13	2,144,550

			8,037,627

		Energy (9.1%)
986,000		Arch Western Finance, LLC 6.750%, 07/01/13	939,165
690,000		Bristow Group, Inc. 7.500%, 09/15/17	507,150
2,859,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,015,595
1,479,000		Comstock Resources, Inc. 6.875%, 03/01/12	1,197,990
2,346,000		Frontier Oil Corp.∧ 8.500%, 09/15/16	2,240,430
1,972,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	1,548,020
1,370,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	787,750
2,366,000		Petrohawk Energy Corp. 7.125%, 04/01/12	2,070,250
1,429,000		Superior Energy Services, Inc. 6.875%, 06/01/14	1,157,490
1,972,000		Williams Companies, Inc. 8.750%, 03/15/32	1,808,596

			14,272,436

		Financials (5.1%)
2,218,000		Ford Motor Credit Company, LLC 7.875%, 06/15/10	1,832,625
986,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	857,820
2,933,000		Leucadia National Corp. 7.000%, 08/15/13	2,478,385
2,760,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	772,800
345,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	319,125
2,070,000		SLM Corp. 8.450%, 06/15/18	1,763,702

			8,024,457

		Health Care (2.1%)
2,465,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	2,255,475
986,000		Community Health Systems, Inc. 8.875%, 07/15/15	953,955

			3,209,430

		Industrials (9.3%)
1,775,000		BE Aerospace, Inc. 8.500%, 07/01/18	1,672,937
325,000		Deluxe Corp. 7.375%, 06/01/15	201,500
986,000		Gardner Denver, Inc. 8.000%, 05/01/13	873,843
2,391,000		General Cable Corp.∧ 7.125%, 04/01/17	1,924,755
986,000		Interline Brands, Inc. 8.125%, 06/15/14	793,730

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,710,000	Kansas City Southern 13.000%, 12/15/13	$1,778,400
2,465,000	SPX Corp.* 7.625%, 12/15/14	2,270,881
	Terex Corp.
1,706,000	7.375%, 01/15/14	1,492,750
789,000	8.000%, 11/15/17	658,815
3,968,000	Wesco Distribution, Inc.~ 7.500%, 10/15/17	2,797,440

		14,465,051

	Information Technology (7.2%)
1,824,000	Affiliated Computer Services, Inc. 5.200%, 06/01/15	1,363,440
1,775,000	Amkor Technology, Inc. 9.250%, 06/01/16	994,000
1,479,000	Flextronics International, Ltd. 6.500%, 05/15/13	1,220,175
1,972,000	Jabil Circuit, Inc. 8.250%, 03/15/18	1,518,440
1,972,000	Lender Processing Services, Inc. 8.125%, 07/01/16	1,883,260
1,479,000	Seagate Technology 6.800%, 10/01/16	791,265
	SunGard Data Systems, Inc.
1,479,000	10.625%, 05/15/15∧*	1,234,965
1,001,000	9.125%, 08/15/13	840,840
1,972,000	Xerox Corp.~ 8.000%, 02/01/27	1,448,213

		11,294,598

	Materials (3.2%)
394,000	Airgas, Inc.* 7.125%, 10/01/18	363,465
1,472,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	772,800
1,075,000	Century Aluminum Company 7.500%, 08/15/14	607,375
444,000	Steel Dynamics, Inc.* 7.750%, 04/15/16	357,420
2,376,000	Terra Industries, Inc. 7.000%, 02/01/17	2,102,760
	Union Carbide Corp.
636,000	7.875%, 04/01/23	504,968
345,000	7.500%, 06/01/25	258,331

		4,967,119

	Telecommunication Services (3.4%)
99,000	Frontier Communications Corp. 9.000%, 08/15/31	74,250
986,000	Leap Wireless International, Inc. 9.375%, 11/01/14	902,190
2,958,000	Qwest Communications International, Inc. 7.750%, 02/15/31	2,055,810
3,879,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	2,201,333

		5,233,583

	Utilities (0.5%)
986,000	Energy Future Holdings Corp. 10.500%, 11/01/15	734,570

	TOTAL CORPORATE BONDS (Cost $120,175,140)	90,615,704

CONVERTIBLE BONDS (25.1%)
	Consumer Discretionary (3.1%)
1,400,000	Best Buy Company, Inc. 2.250%, 01/15/22	1,270,500
1,500,000	Ford Motor Company 4.250%, 12/15/36	352,500
	Interpublic Group of Companies, Inc.
1,000,000	4.750%, 03/15/23	583,750
650,000	4.250%, 03/15/23	410,312
2,900,000	Liberty Media Corp. (Time Warner, Inc.)Δ 3.125%, 03/30/23	2,251,125

		4,868,187

	Energy (4.6%)
2,200,000	Chesapeake Energy Corp. 2.750%, 11/15/35	1,515,250
1,770,000	Pioneer Natural Resources Company~ 2.875%, 01/15/38	1,314,225
1,900,000	SEACOR Holdings, Inc. 2.875%, 12/15/24	1,902,375
2,000,000	SeaDrill, Ltd. 3.625%, 11/08/12	1,071,710
1,890,000	St. Mary Land & Exploration Company 3.500%, 04/01/27	1,410,412

		7,213,972

	Financials (3.5%)
1,500,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	1,040,625
	Health Care REIT, Inc.
710,000	4.750%, 07/15/27∧	661,187
300,000	4.750%, 12/01/26	284,250
700,000	Host Hotels & Resorts, Inc.* 2.625%, 04/15/27	519,750
900,000	Leucadia National Corp. 3.750%, 04/15/14	840,375
2,750,000	SVB Financial Group* 3.875%, 04/15/11	2,200,000

		5,546,187

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Health Care (3.8%)
1,000,000		Hologic, Inc.‡ 2.000%, 12/15/37	$643,750
2,700,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	1,819,125
1,500,000		Life Technologies Corp. 3.250%, 06/15/25	1,365,000
2,250,000		Millipore Corp. 3.750%, 06/01/26	2,058,750

			5,886,625

		Industrials (4.1%)
1,800,000		Barnes Group, Inc. 3.375%, 03/15/27	1,215,000
2,500,000		Energy Conversion Devices, Inc. 3.000%, 06/15/13	1,471,875
1,400,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	1,470,000
4,300,000		Trinity Industries, Inc. 3.875%, 06/01/36	2,176,875

			6,333,750

		Information Technology (5.2%)
1,220,000		Blackboard, Inc. 3.250%, 07/01/27	1,035,475
2,100,000		DST Systems, Inc. - Class A‡ 4.125%, 08/15/23	1,955,625
2,500,000		Informatica Corp. 3.000%, 03/15/26	2,340,625
1,600,000		Intel Corp.∧ 2.950%, 12/15/35	1,234,000
		ON Semiconductor Corp.
1,300,000		2.625%, 12/15/26	823,875
800,000		0.000%, 04/15/24	695,000

			8,084,600

		Materials (0.5%)
770,000		Newmont Mining Corp. 3.000%, 02/15/12	861,438

		Telecommunication Services (0.3%)
500,000		NII Holdings, Inc. 2.750%, 08/15/25	443,125

		TOTAL CONVERTIBLE BONDS (Cost $47,973,712)	39,237,884

SYNTHETIC CONVERTIBLE SECURITIES (1.0%)
Corporate Bonds (0.8%)
		Consumer Discretionary (0.2%)
25,000		D.R. Horton, Inc. 9.750%, 09/15/10	23,500
45,000		Expedia, Inc. 7.456%, 08/15/18	36,675
		General Motors Corp.
35,000		7.200%, 01/15/11∧	7,262
3,000		7.125%, 07/15/13	488
		Goodyear Tire & Rubber Company
25,000		7.857%, 08/15/11∧	23,625
25,000		7.000%, 03/15/28	15,875
39,000		Hanesbrands, Inc.‡ 5.698%, 12/15/14	28,665
28,000		Liberty Media Corp. 8.250%, 02/01/30	13,819
42,000		Mandalay Resort Group 7.625%, 07/15/13	13,440
4,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	3,640
17,000		Pulte Homes, Inc. 8.125%, 03/01/11	16,065
		Royal Caribbean Cruises, Ltd.
39,000		7.500%, 10/15/27	19,305
14,000		7.250%, 03/15/18	7,280
39,000		Service Corp. International 7.500%, 04/01/27	27,885
7,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	3,885
11,000		Toll Brothers, Inc.∧ 8.250%, 02/01/11	10,725
32,000		Warnaco Group, Inc.~ 8.875%, 06/15/13	29,840
14,000	GBP	Warner Music Corp. 8.125%, 04/15/14	10,246

			292,220

		Consumer Staples (0.1%)
19,000		Chattem, Inc. 7.000%, 03/01/14	17,147
39,000		Constellation Brands, Inc. 7.250%, 09/01/16	37,440
17,000		NBTY, Inc. 7.125%, 10/01/15	13,558
42,000		Pilgrim’s Pride Corp. (in default)** 7.625%, 05/01/15	16,590
42,000		Smithfield Foods, Inc. 7.750%, 05/15/13	30,450

			115,185

		Energy (0.1%)
14,000		Arch Western Finance, LLC 6.750%, 07/01/13	13,335
10,000		Bristow Group, Inc. 7.500%, 09/15/17	7,350
41,000		Complete Production Services, Inc. 8.000%, 12/15/16	28,905
21,000		Comstock Resources, Inc. 6.875%, 03/01/12	17,010
34,000		Frontier Oil Corp.∧ 8.500%, 09/15/16	32,470

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

28,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	$21,980
20,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	11,500
34,000	Petrohawk Energy Corp. 7.125%, 04/01/12	29,750
21,000	Superior Energy Services, Inc. 6.875%, 06/01/14	17,010
28,000	Williams Companies, Inc. 8.750%, 03/15/32	25,680

		204,990

	Financials (0.1%)
32,000	Ford Motor Credit Company, LLC 7.875%, 06/15/10	26,440
14,000	Host Hotels & Resorts, Inc. 7.125%, 11/01/13	12,180
42,000	Leucadia National Corp. 7.000%, 08/15/13	35,490
40,000	Nuveen Investments, Inc.* 10.500%, 11/15/15	11,200
5,000	Omega Healthcare Investors, Inc. 7.000%, 04/01/14	4,625
30,000	SLM Corp. 8.450%, 06/15/18	25,561

		115,496

	Health Care (0.0%)
35,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	32,025
14,000	Community Health Systems, Inc. 8.875%, 07/15/15	13,545

		45,570

	Industrials (0.1%)
25,000	BE Aerospace, Inc. 8.500%, 07/01/18	23,562
5,000	Deluxe Corp. 7.375%, 06/01/15	3,100
14,000	Gardner Denver, Inc. 8.000%, 05/01/13	12,408
34,000	General Cable Corp.∧ 7.125%, 04/01/17	27,370
14,000	Interline Brands, Inc. 8.125%, 06/15/14	11,270
25,000	Kansas City Southern 13.000%, 12/15/13	26,000
35,000	SPX Corp.* 7.625%, 12/15/14	32,244
	Terex Corp.
24,000	7.375%, 01/15/14	21,000
11,000	8.000%, 11/15/17	9,185
57,000	Wesco Distribution, Inc.~ 7.500%, 10/15/17	40,185

		206,324

	Information Technology (0.1%)
26,000	Affiliated Computer Services, Inc. 5.200%, 06/01/15	19,435
25,000	Amkor Technology, Inc. 9.250%, 06/01/16	14,000
21,000	Flextronics International, Ltd. 6.500%, 05/15/13	17,325
28,000	Jabil Circuit, Inc. 8.250%, 03/15/18	21,560
28,000	Lender Processing Services, Inc. 8.125%, 07/01/16	26,740
21,000	Seagate Technology 6.800%, 10/01/16	11,235
	SunGard Data Systems, Inc.
21,000	10.625%, 05/15/15∧*	17,535
14,000	9.125%, 08/15/13	11,760
28,000	Xerox Corp.~ 8.000%, 02/01/27	20,563

		160,153

	Materials (0.0%)
6,000	Airgas, Inc.* 7.125%, 10/01/18	5,535
21,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	11,025
15,000	Century Aluminum Company 7.500%, 08/15/14	8,475
6,000	Steel Dynamics, Inc.* 7.750%, 04/15/16	4,830
34,000	Terra Industries, Inc. 7.000%, 02/01/17	30,090
	Union Carbide Corp.
9,000	7.875%, 04/01/23	7,145
5,000	7.500%, 06/01/25	3,744

		70,844

	Telecommunication Services (0.1%)
1,000	Frontier Communications Corp. 9.000%, 08/15/31	750
14,000	Leap Wireless International, Inc. 9.375%, 11/01/14	12,810
42,000	Qwest Communications International, Inc. 7.750%, 02/15/31	29,190
56,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	31,780

		74,530

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Utilities (0.0%)
14,000	Energy Future Holdings Corp. 10.500%, 11/01/15	$10,430

	TOTAL CORPORATE BONDS	1,295,742

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.2%)#
	Consumer Discretionary (0.1%)
55	Amazon.com, Inc. Call, 01/16/10, Strike $70.00	53,488
100	Nike, Inc. - Class B Call, 01/16/10, Strike $60.00	32,000

		85,488

	Consumer Staples (0.0%)
210	Sysco Corp. Call, 01/16/10, Strike $30.00	13,125
160	Walgreen Company Call, 01/16/10, Strike $32.50	29,200

		42,325

	Health Care (0.1%)
100	Gilead Sciences, Inc. Call, 01/16/10, Strike $55.00	60,000

	Information Technology (0.0%)
25	Apple, Inc. Call, 01/16/10, Strike $170.00
	QUALCOMM, Inc.	4,200
100	Call, 01/16/10, Strike $45.00	25,650
80	Call, 01/16/10, Strike $50.00	11,960

		41,810

	TOTAL PURCHASED OPTIONS	229,623

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $2,508,654)	1,525,365

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (11.7%)
	Consumer Staples (3.1%)
77,000	Archer Daniels Midland Company 6.250%
	Bunge, Ltd.	2,776,620
6,000	4.875%	366,000
3,900	5.125%	1,677,000

		4,819,620

	Financials (2.3%)
27,000	American International Group, Inc. 8.500%	243,000
3,950	Bank of America Corp. 7.250%	2,073,750
83,400	Citigroup, Inc. 6.500%	1,271,850

		3,588,600

	Health Care (2.3%)
1,000	Mylan, Inc. 6.500%	740,000
16,500	Schering-Plough Corp. 6.000%	2,871,165

		3,611,165

	Industrials (0.9%)
47,000	Avery Dennison Corp. 7.875%	1,363,000

	Materials (3.1%)
51,750	Freeport-McMoRan Copper & Gold, Inc. 6.750%	2,411,550
80,000	Vale Capital, Ltd. (Companhia Vale do Rio Doce) Δ 5.500%	2,492,000

		4,903,550

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,664,280)	18,285,935

INVESTMENT IN AFFILIATED FUND (3.1%)
4,805,481	Calamos Government Money Market Fund - Class I SharesΩ (Cost $4,805,481)	4,805,481

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.3%)
22,675	Bank of New York Institutional Cash Reserve Fund Series Bπ	2,494
6,656,000	Goldman Sachs Financial Square Prime Obligations Fund	6,656,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $6,678,675)	6,658,494

TOTAL INVESTMENTS (103.2%) (Cost $211,805,942)		161,128,863

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(6,678,675)

OTHER ASSETS, LESS LIABILITIES (1.1%)		1,770,266

NET ASSETS (100.0%)		$156,220,454

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.2%)#
	Consumer Discretionary (0.0%)
140	Best Buy Company, Inc Call, 01/16/10, Strike $40.00	$(30,450)

	Financials (-0.1%)
	SPDR Trust Series 1
325	Call, 04/18/09, Strike $89.00	(95,712)
225	Call, 03/21/09, Strike $90.00	(38,925)
215	Call, 02/21/09, Strike $90.00	(13,545)
175	Call, 03/21/09, Strike $95.00	(10,850)
175	Call, 04/18/09, Strike $91.00	(39,113)
175	Call, 06/20/09, Strike $96.00	(40,425)

		(238,570)

	Materials (-0.1%)
400	Freeport-McMoRan Copper & Gold, Inc. Call, 08/22/09, Strike $35.00	(117,000)

	TOTAL WRITTEN OPTIONS (Premium $682,201)	$(386,020)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $2,200,000 or 1.4% of net assets.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $6,998,526.
**	On December 1, 2008, Pilgrim’s Pride Corp. filed for bankruptcy protection.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net purchases of $1,794,365 and earned $14,397 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $3,011,116 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (44.9%)
	Consumer Discretionary (1.5%)
1,000,000	Honda Motor Company* 7.625%, 10/01/18	$944,888
1,000,000	McDonald’s Corp. 6.300%, 10/15/37	1,098,514

		2,043,402

	Consumer Staples (5.6%)
1,000,000	Anheuser-Busch InBev, NV* 8.200%, 01/15/39	1,052,616
1,000,000	General Mills, Inc. 5.250%, 08/15/13	1,024,854
500,000	Kimberly-Clark Corp. 7.500%, 11/01/18	588,440
1,000,000	Kraft Foods, Inc. 6.000%, 02/11/13	1,055,146
1,000,000	PepsiCo, Inc. 7.900%, 11/01/18	1,230,996
1,000,000	Philip Morris International, Inc. 6.875%, 03/17/14	1,096,691
1,000,000	Procter & Gamble Company 4.600%, 01/15/14	1,059,704
500,000	Tesco, PLC* 5.500%, 11/15/17	472,672

		7,581,119

	Energy (7.6%)
500,000	Chesapeake Energy Corp. 9.500%, 02/15/15	492,500
3,000,000	ConocoPhillips 5.750%, 02/01/19	3,002,430
1,000,000	Consolidated Edison, Inc. 6.750%, 04/01/38	1,080,340
2,000,000	Hess Corp. 8.125%, 02/15/19	2,053,020
500,000	Tennessee Gas Pipeline Company* 8.000%, 02/01/16	498,750
1,000,000	Transocean, Inc. 5.250%, 03/15/13	966,702
	Virginia Electric and Power Company
500,000	8.875%, 11/15/38	647,098
500,000	5.100%, 11/30/12	507,117
1,000,000	XTO Energy, Inc. 4.625%, 06/15/13	966,500

		10,214,457

	Financials (8.6%)
2,000,000	Bank of America Corp. 5.300%, 03/15/17	1,758,472
1,000,000	BAT International Finance, PLC* 9.500%, 11/15/18	1,122,710
1,000,000	Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,032,624
1,500,000	BP Capital Markets, PLC 5.250%, 11/07/13	1,595,140
1,000,000	Goldman Sachs Group, Inc. 7.500%, 02/15/19	991,700
2,000,000	JPMorgan Chase & Company‡ 7.900%, 04/29/49	1,540,000
1,500,000	Shell International Finance, BV 6.375%, 12/15/38	1,572,624
2,000,000	Wells Fargo & Company‡ 9.750%, 12/29/49	1,881,700

		11,494,970

	Health Care (0.8%)
1,000,000	Amgen, Inc. 6.400%, 02/01/39	1,040,277

	Industrials (4.0%)
600,000	EnCana Corp. 6.625%, 08/15/37	459,739
1,500,000	General Electric Company 6.875%, 01/10/39	1,332,941
1,000,000	Reed Elsevier Capital, Inc. 7.750%, 01/15/14	990,485
500,000	Tyco International, Ltd. 8.500%, 01/15/19	531,730
1,000,000	United Technologies Corp. 6.125%, 02/01/19	1,086,214
1,000,000	Waste Management, Inc. 7.375%, 08/01/10	1,023,835

		5,424,944

	Information Technology (2.8%)
1,000,000	Cisco Systems, Inc. 5.500%, 02/22/16	1,070,349
1,500,000	Hewlett-Packard Company 6.125%, 03/01/14	1,645,665
1,000,000	Xerox Corp. 7.125%, 06/15/10	1,001,750

		3,717,764

	Materials (1.4%)
1,000,000	Rio Tinto, PLC 5.875%, 07/15/13	880,552
1,000,000	Vulcan Materials Company 6.300%, 06/15/13	929,051

		1,809,603

	Telecommunication Services (11.1%)
	AT&T, Inc.
2,000,000	5.800%, 02/15/19	2,001,540
1,500,000	6.700%, 11/15/13	1,621,181
2,000,000	British Telecommunications, PLC 8.625%, 12/15/10	2,100,786
2,150,000	Deutsche Telekom, AG 8.500%, 06/15/10	2,277,127

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,000,000		Koninklijke KPN, NV 8.000%, 10/01/10	$2,070,646
2,000,000		Telefonica Europe, BV 7.750%, 09/15/10	2,115,028
1,000,000		Time Warner Cable, Inc. 8.250%, 02/14/14	1,063,595
1,500,000		Verizon Communications, Inc.* 8.500%, 11/15/18	1,723,905

			14,973,808

		Utilities (1.5%)
1,000,000		Electrocite de France* 6.950%, 01/26/39	1,034,360
1,000,000		Exelon Corp. 6.950%, 06/15/11	997,120

			2,031,480

		TOTAL CORPORATE BONDS (Cost $59,017,479)	60,331,824

U.S. GOVERNMENT AND AGENCY SECURITIES (3.3%)
		United States Treasury Notes
2,030,000		3.750%, 11/15/18	2,186,702
1,260,000		5.375%, 02/15/31	1,529,326
730,000		1.500%, 12/31/13	719,564

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $4,611,758)	4,435,592

RESIDENTIAL MORTGAGE BACKED SECURITIES (44.3%)
		Federal Home Loan Mortgage Corp.≠
6,000,000		6.000%, 02/01/39	6,192,186
4,000,000		6.500%, 02/01/39	4,169,376
		Federal National Mortgage Association
8,000,000		5.500%, 02/01/39≠	8,188,752
6,624,123		5.635%, 11/01/37‡	6,848,342
6,169,278		6.000%, 06/01/37	6,365,795
6,000,000		5.000%, 02/01/39≠	6,100,314
4,372,685		5.500%, 06/01/37	4,480,299
3,173,981		5.000%, 05/01/37	3,230,636
3,000,000		5.000%, 02/01/24≠	3,069,843
3,000,000		4.500%, 02/01/24≠	3,042,186
3,000,000		4.500%, 02/01/39≠	3,020,625
1,916,332		4.715%, 05/01/38‡	1,956,749
1,734,650		6.000%, 05/01/37	1,789,906
1,057,415		6.500%, 06/01/36	1,103,192

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $59,127,658)	59,558,201

SOVEREIGN BONDS (6.6%)
2,250,000	EUR	Government of France 4.500%, 07/12/13	3,092,937
1,725,000	EUR	Kingdom of the Netherlands 5.000%, 07/15/12	2,382,869
2,150,000	GBP	United Kingdom Treasury 4.500%, 03/07/13	3,362,319

		TOTAL SOVEREIGN BONDS (Cost $8,718,569)	8,838,125

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (32.2%)
43,226,317		Calamos Government Money Market Fund Class I SharesΩ (Cost $43,226,317)	43,226,317

TOTAL INVESTMENTS (131.3%) (Cost $174,701,781)			176,390,059

LIABILITIES, LESS OTHER ASSETS (-31.3%)			(42,034,538)

NET ASSETS (100.0%)			$134,355,521

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	4/9/09	2,300,000	$3,330,663	$25,358
Euro	4/16/09	1,900,000	2,430,510	75,769

				$101,127

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $4,627,246 or 3.4% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009.
≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Ω	Investment in affiliated fund. During the period from November 1, 2008 through January 31, 2009, the fund had net purchases of $11,707,849 and earned $131,850 in dividends from the affiliated fund. As of October 31, 2008, the fund had holdings of $31,518,468 in the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Government Money Market Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

U.S. GOVERNMENT AGENCY SECURITIES - INTEREST BEARING (55.5%)
	Federal Farm Credit Bank
40,000,000	0.686%, 11/04/10‡	$39,997,613
25,000,000	0.273%, 02/22/10‡	24,998,697
10,000,000	0.789%, 11/24/10‡	9,995,479
10,000,000	0.320%, 07/22/09‡	9,998,564
10,000,000	0.295%, 09/15/09‡	9,999,704
5,000,000	5.050%, 06/08/09	5,077,050
5,000,000	0.311%, 03/29/10‡	4,998,224
2,000,000	0.266%, 02/11/09‡	1,999,995
1,000,000	0.203%, 05/15/09‡	999,917
	Federal Home Loan Bank
15,000,000	2.719%, 08/05/09‡	14,999,231
15,000,000	1.223%, 01/06/10‡	14,973,611
15,000,000	0.380%, 09/04/09‡	15,000,152
15,000,000	0.283%, 09/14/09‡	14,999,543
10,000,000	3.260%, 10/02/09	10,164,790
10,000,000	0.390%, 08/07/09‡	10,000,000
5,000,000	0.341%, 08/27/09‡	5,000,000
5,000,000	0.269%, 12/23/09‡	4,994,826
1,900,000	5.000%, 09/18/09	1,940,407
1,800,000	2.116%, 02/18/09‡	1,799,984
	Federal Home Loan Mortgage Corp.
15,000,000	4.875%, 02/17/09	15,012,836
10,000,000	0.680%, 01/08/10‡	10,000,000
5,000,000	5.000%, 06/11/09	5,050,524
5,000,000	2.680%, 11/16/09	5,064,982
5,000,000	0.346%, 10/08/09‡	4,999,690
5,000,000	0.336%, 12/07/09‡	4,999,498
5,000,000	0.335%, 09/21/09‡	4,998,410
4,922,000	5.250%, 05/21/09	4,989,070
1,500,000	4.250%, 07/15/09	1,519,962
1,165,000	4.000%, 09/22/09	1,190,073
	Federal National Mortgage Association
45,000,000	2.180%, 02/12/10‡	44,916,084
15,000,000	1.244%, 07/13/10‡	14,996,777
15,000,000	0.470%, 09/03/09‡	14,967,670
8,500,000	4.875%, 04/15/09	8,539,267
5,000,000	6.625%, 09/15/09	5,115,511
2,400,000	6.375%, 06/15/09	2,451,309
2,230,000	5.375%, 08/15/09	2,269,188
1,900,000	3.250%, 02/15/09	1,901,269
1,500,000	5.125%, 07/13/09	1,523,462
1,326,000	3.125%, 03/16/09	1,327,129
1,072,000	4.250%, 05/15/09	1,079,913
2,810,117	Overseas Private Investment Corp.‡ 1.714%, 01/17/17	2,810,117

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES - INTEREST BEARING (Cost $361,660,528)	361,660,528

U.S. GOVERNMENT AGENCY SECURITIES - DISCOUNT NOTES (25.9%)
	Federal Home Loan Bank@
15,000,000	3.042%, 04/23/09	14,900,000
5,000,000	3.143%, 04/17/09	4,968,139
5,000,000	0.456%, 07/13/09	4,989,938
	Federal Home Loan Mortgage Corp.@
10,000,000	2.646%, 02/24/09	9,984,050
10,000,000	1.470%, 08/10/09	9,923,875
10,000,000	0.507%, 07/01/09	9,979,306
8,500,000	1.014%, 04/14/09	8,483,236
6,500,000	2.281%, 04/13/09	6,471,562
5,000,000	2.849%, 04/20/09	4,969,949
5,000,000	2.738%, 03/30/09	4,979,000
5,000,000	1.115%, 05/06/09	4,985,792
5,000,000	0.548%, 07/27/09	4,986,875
3,000,000	1.977%, 08/03/09	2,970,425
1,750,000	2.844%, 02/02/09	1,750,000
	Federal National Mortgage Association@
15,000,000	2.697%, 03/18/09	14,951,233
15,000,000	2.687%, 02/17/09	14,983,437
11,000,000	1.572%, 09/01/09	10,900,068
10,000,000	2.738%, 03/09/09	9,973,750
5,000,000	3.049%, 03/25/09	4,978,700
5,000,000	2.991%, 04/13/09	4,971,319
5,000,000	2.758%, 03/19/09	4,983,000
5,000,000	0.527%, 07/29/09	4,987,217
4,000,000	2.890%, 02/25/09	3,992,717

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES - DISCOUNT NOTES (Cost $169,063,588)	169,063,588

FDIC GUARANTEED OBLIGATIONS (5.4%)
5,000,000	Bank of America Corp.Θ 1.050%, 01/22/10	5,000,000
15,000,000	General Electric Capital Corp.‡Θ 2.816%, 12/09/10	15,000,000
15,000,000	Goldman Sachs Group, Inc.‡Θ 2.701%, 12/03/10	15,124,094

	TOTAL FDIC GUARANTEED OBLIGATIONS (Cost $35,124,094)	35,124,094

REPURCHASE AGREEMENTS (11.0%)
25,000,000	Bank of America Corp. 0.300%, dated 01/14/09, due 03/31/09, repurchase price $25,015,833, collateralized by Federal National Mortgage Association 5.500%, 09/01/38 with a value of $25,390,286	25,000,000
26,750,000	Deutsche Bank, AG 0.290%, dated 01/30/09, due 02/02/09, repurchase price $26,750,646, collateralized by various U.S. Government Agency Securities 0.000% - 6.000%, 05/01/23 - 09/01/37 with a value of $27,086,692	26,750,000

See accompanying Notes to Schedule of Investments

Calamos Government Money Market Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

20,000,000	Goldman Sachs Group, Inc. 0.310%, dated 01/30/09, due 02/02/09, repurchase price $20,000,517, collateralized by Bank of America Corp. FDIC Guaranteed Obligation 2.100%, 04/30/12 with a value of $20,400,001	$20,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $71,750,000)	71,750,000

TOTAL INVESTMENTS (97.8%) (Cost $637,598,210)		637,598,210

OTHER ASSETS, LESS LIABILITIES (2.2%)		14,118,546

NET ASSETS (100.0%)		$651,716,756

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2009. Variable rate securities shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
@	Annualized yield at time of purchase; not a coupon rate.
Θ	The full principal amount and interest due through maturity of the security is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.

See accompanying Notes to Schedule of Investments

NOTE 1

Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of fifteen series, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, 130/30 Equity Fund, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund, Total Return Bond Fund and Government Money Market Fund (the “Funds”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class B, Class C, Class I and Class R shares of each of the Funds except Government Money Market Fund, which offers Class A, Class B, Class C and Class I shares only.

Portfolio Valuation. The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Pursuant to Rule 2a-7 of the Act, Government Money Market Fund values its portfolio securities on an amortized cost basis. The amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor Government Money Market Fund’s net asset value is affected by any unrealized appreciation or depreciation of the portfolio. The board of trustees has determined in good faith that utilization of amortized cost is appropriate and represents a fair value of Government Money Market Fund’s portfolio securities.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell it to the vendor (usually a bank or broker-dealer) at an agreed upon future date and price. The Funds require that their custodian or sub-custodian maintain collateral in an amount equal to, or in excess of, the value of the securities that are the subject of the repurchase agreement. The Government Money Market Fund may only enter into repurchase agreements that are fully collateralized by obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities.

NOTE 2

Investments. The following information is presented on a federal income tax basis as of January 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend

Cost basis of investments	$9,139,327,849	$3,936,294,538	$85,739,781	$116,996,498	$25,661,038

Gross unrealized appreciation	$494,891,160	$149,320,374	$660,315	$4,715,113	$15,967
Gross unrealized depreciation	$(2,724,051,313)	$(984,743,878)	$(27,600,484)	$(36,030,949)	$(10,581,045)

Net unrealized appreciation (depreciation)	$(2,229,160,153)	$(835,423,504)	$(26,940,169)	$(31,315,836)	$(10,565,078)

		Global Growth	International		Evolving
	130/30 Equity	and Income	Growth	Global Equity	World Growth
	Fund	Fund	Fund	Fund	Fund
Cost basis of investments	$16,510,589	$838,721,294	$258,156,571	$37,894,375	$25,017,507

Gross unrealized appreciation	$480,318	$28,212,065	$3,159,433	$291,887	$136,473
Gross unrealized depreciation	$(2,166,203)	$(236,887,644)	$(102,351,381)	$(14,213,653)	$(7,565,557)

Net unrealized appreciation (depreciation)	$(1,685,885)	$(208,675,579)	$(99,191,948)	$(13,921,766)	$(7,429,084)

					Government
	Convertible	Market Neutral	High Yield	Total Return	Money Market
	Fund	Income Fund	Fund	Bond Fund	Fund
Cost basis of investments	$1,114,809,736	$1,665,141,864	$213,002,978	$175,078,002	$637,598,210

Gross unrealized appreciation	$35,929,615	$9,501,554	$1,474,526	$3,084,725	$ —
Gross unrealized depreciation	$(120,755,387)	$(473,659,021)	$(53,348,641)	$(1,772,668)	$ —

Net unrealized appreciation (depreciation)	$(84,825,772)	$(464,157,467)	$(51,874,115)	$1,312,057	$ —

NOTE 3

Short Sales. Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparties to all forward foreign currency contracts at January 31, 2009, were multinational banks.

NOTE 5

Synthetic Convertible Instruments. The Funds may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6

When-Issued and Delayed Delivery Securities. A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7

Securities Lending. The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2009, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Yield Fund held securities valued at $566,102,365; $43,746,628; $0; $1,035,824; $9,821,495; $20,608,009; $5,520,393; and $6,372,333; respectively, on loan to broker-dealers and banks, received $586,100,578; $45,309,042; $4,503; $1,055,498; $10,193,018; $21,123,357; $5,817,808; and $6,678,675; respectively, in cash or cash equivalent collateral which is currently valued at $578,432,714; $44,834,635; $495; $959,825; $10,162,742; $20,975,299; $5,701,389; and $6,658,494; respectively.

On September 15th, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom, and Japan. The Bank of New York Institutional Cash Reserve Fund (“BNY Institutional Cash Reserve Fund”), an investment vehicle utilized by the Funds for securities lending collateral investment, had exposure to LBHI debt. The BNY Institutional Cash Reserve Fund subsequently distributed Series B shares of the BNY Institutional Cash Reserve Fund to investors with positions as of September 15, 2008. The Series B shares were allocated based upon the LBHI exposure and the respective investment in the BNY Institutional Cash Reserve Fund. Series B holdings consist entirely of the BNY Institutional Cash Reserve Fund LBHI debt. The Funds’ holdings of the Series B shares are disclosed on the Schedules of Investments.

NOTE 8

Structured Equity-Linked Securities. The Funds may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 9

Valuations. Effective November 1, 2008, the Trust has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Portfolio segregates its securities into three levels based upon the inputs used to derive the fair value. “Level 1” holdings use inputs from unadjusted quoted prices from active markets. “Level 2” holdings reflect inputs other than quoted prices, but use observable market data. “Level 3” holdings are valued using unobservable inputs. These unobservable inputs for Level 3 holdings reflect the Portfolio’s assumptions about the factors market participants would consider in pricing the asset.

 GROWTH FUND

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$6,910,167,696	$6,909,219,982	$947,714	$0
Other Financial Instruments*	0	0	0	0

Total	$6,910,167,696	$6,909,219,982	$947,714	$0

* Other Financial Instruments may include forwards, swaps, and options.

 GROWTH AND INCOME FUND

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$3,097,664,644	$1,643,224,782	$1,436,060,662	$18,379,200
Other Financial Instruments*	3,206,390	3,206,390	0	0

Total	$3,100,871,034	$1,646,431,172	$1,436,060,662	$18,379,200

Liability Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(4,821,000)	(4,821,000)	0	0

Total	$(4,821,000)	$(4,821,000)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

Following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used to determine fair value.

	Fair Value Measurements at Reporting Date Using
	Significant Unobservable Inputs
		Other
		Financial
	Investments	Instruments	Total
Beginning Balance (as of November 1, 2008)	$18,379,200	$0	$18,379,200
Net realized gain (loss)	0	0	0
Change in net unrealized appreciation/depreciation	0	0	0
Purchases, issuances, and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0

Ending Balance (as of January 31, 2009)	$18,379,200	$0	$18,379,200

 VALUE FUND

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$58,799,612	$50,376,051	$8,423,561	$0
Other Financial Instruments*	0	0	0	0

Total	$58,799,612	$50,376,051	$8,423,561	$0

* Other Financial Instruments may include forwards, swaps, and options.

 BLUE CHIP FUND

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$85,680,662	$85,668,837	$11,825	$0
Other Financial Instruments*	0	0	0	0

Total	$85,680,662	$85,668,837	$11,825	$0

* Other Financial Instruments may include forwards, swaps, and options.

 MULTI-FUND BLEND

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$15,095,960	$15,095,960	$0	$0
Other Financial Instruments*	0	0	0	0

Total	$15,095,960	$15,095,960	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

 130/30 EQUITY FUND

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$14,824,704	$14,824,704	$0	$0
Other Financial Instruments*	0	0	0	0

Total	$14,824,704	$14,824,704	$0	$0

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Liability Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$(325,541)	$(325,541)	$0	$0
Other Financial Instruments*	0	0	0	0

Total	$(325,541)	$(325,541)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

 GLOBAL GROWTH AND INCOME FUND

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$630,045,715	$171,841,021	$455,103,204	$3,101,490
Other Financial Instruments*	1,610,155	1,610,155	0	0

Total	$631,655,870	$173,451,176	$455,103,204	$3,101,490

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Liability Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(1,997,326)	(1,997,326)	0	0

Total	$(1,997,326)	$(1,997,326)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

Following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used to determine fair value.

	Fair Value Measurements at Reporting Date
	Using
	Significant Unobservable Inputs
		Other
		Financial
	Investments	Instruments	Total
Beginning Balance (as of November 1, 2008)	$3,101,490	$0	$3,101,490
Net realized gain (loss)	0	0	0
Change in net unrealized appreciation/depreciation	0	0	0
Purchases, issuances, and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0

Ending Balance (as of January 31, 2009)	$3,101,490	$0	$3,101,490

 INTERNATIONAL GROWTH FUND

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$158,964,623	$51,628,000	$107,336,623	$0
Other Financial Instruments*	0	0	0	0

Total	$158,964,623	$51,628,000	$107,336,623	$0

* Other Financial Instruments may include forwards, swaps, and options.

 GLOBAL EQUITY FUND

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$23,972,609	$15,640,327	$8,332,282	$0
Other Financial Instruments*	39,800	39,800	0	0

Total	$24,012,409	$15,680,127	$8,332,282	$0

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Liability Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(78,954)	(78,954)	0	0

Total	$(78,954)	$(78,954)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

 EVOLVING WORLD GROWTH FUND

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$17,588,423	$7,977,481	$9,610,942	$0
Other Financial Instruments*	0	0	0	0

Total	$17,588,423	$7,977,481	$9,610,942	$0

* Other Financial Instruments may include forwards, swaps, and options.

 CONVERTIBLE FUND

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$1,029,106,340	$324,939,383	$704,166,957	$0
Other Financial Instruments*	901,818	901,818	0	0

Total	$1,030,008,158	$325,841,201	$704,166,957	$0

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Liability Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(72,246)	(72,246)	0	0

Total	$(72,246)	$(72,246)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

 Market Neutral Income Fund

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$1,185,327,972	$782,654,161	$402,673,811	$0
Other Financial Instruments*	15,656,425	15,656,425	0	0

Total	$1,200,984,397	$798,310,586	$402,673,811	$0

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Liability Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$(109,935,403)	$(109,935,403)	$0	$0
Other Financial Instruments*	(13,952,812)	(13,952,812)	0	0

Total	$(123,888,215)	$(123,888,215)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

 High Yield Fund

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Asset Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$160,899,240	$24,890,665	$136,008,575	$0
Other Financial Instruments*	229,623	229,623	0	0

Total	$161,128,863	$25,120,288	$136,008,575	$0

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
Liability Valuation Inputs	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$0	$0	$0	$0
Other Financial Instruments*	(386,020)	(386,020)	0	0

Total	$(386,020)	$(386,020)	$0	$0

* Other Financial Instruments may include forwards, swaps, and options.

 Total Return Bond Fund

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$176,390,059	$47,661,909	$128,728,150	$0
Other Financial Instruments*	101,127	101,127	0	0

Total	$176,491,186	$47,763,036	$128,728,150	$0

* Other Financial Instruments may include forwards, swaps, and options.

 Government Money Market Fund

Asset Valuation Inputs

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Value as of	Markets for	Observable	Unobservable
	January 31,	Identical Holdings	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)
Investments	$637,598,210	$0	$637,598,210	$0
Other Financial Instruments*	0	0	0	0

Total	$637,598,210	$0	$637,598,210	$0

* Other Financial Instruments may include forwards, swaps, and options.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 20, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 20, 2009